Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 97.1%
Communication Services 2.7%
Diversified Telecommunication Services 0.7%
Anterix, Inc.*	2,774	91,653
ATN International, Inc.	1,692	69,237
Bandwidth, Inc. "A"*	3,708	56,362
Charge Enterprises, Inc.*	18,975	20,872
Cogent Communications Holdings, Inc.	6,602	420,679
Consolidated Communications Holdings, Inc.*	11,043	28,491
EchoStar Corp. "A"*	5,047	92,310
Globalstar, Inc.*	103,400	119,944
IDT Corp. "B"*	2,365	80,599
Iridium Communications, Inc.	19,156	1,186,331
Liberty Latin America Ltd. "A"*	5,656	47,001
Liberty Latin America Ltd. "C"*	22,714	187,618
Ooma, Inc.*	3,382	42,309
Radius Global Infrastructure, Inc. "A"*	11,880	174,279
		2,617,685
Entertainment 0.4%
Cinemark Holdings, Inc.*	16,722	247,318
IMAX Corp.*	7,220	138,480
Liberty Media Corp.-Liberty Braves "A"*	1,542	53,322
Liberty Media Corp.-Liberty Braves "C"*	5,778	194,661
Lions Gate Entertainment Corp. "A"*	8,670	95,977
Lions Gate Entertainment Corp. "B"*	17,896	185,760
Madison Square Garden Entertainment Corp.*	3,996	236,044
Marcus Corp.	3,636	58,176
Playstudios, Inc.*	13,073	48,239
Reservoir Media, Inc.*	2,965	19,332
Skillz, Inc.*	46,481	27,573
Vivid Seats, Inc. "A"*	3,593	27,415
		1,332,297
Interactive Media & Services 0.7%
Arena Group Holdings, Inc.*	1,641	6,974
Bumble, Inc. "A"*	15,411	301,285
Cargurus, Inc.*	15,608	291,557
Cars.com, Inc.*	10,199	196,841
DHI Group, Inc.*	6,256	24,273
Eventbrite, Inc. "A"*	11,641	99,880
EverQuote, Inc. "A"*	2,904	40,366
fuboTV, Inc.*	30,481	36,882
Leafly Holdings, Inc.*	4,719	1,887
MediaAlpha, Inc. "A"*	3,681	55,141
Outbrain, Inc.*	5,774	23,847
QuinStreet, Inc.*	7,716	122,453
Shutterstock, Inc.	3,700	268,620
TrueCar, Inc.*	12,198	28,055
Vimeo, Inc.*	21,586	82,674
Vinco Ventures, Inc.*	34,238	11,001

Wejo Group Ltd.*	12,579	6,202
Yelp, Inc.*	10,369	318,328
Ziff Davis, Inc.*	7,031	548,770
ZipRecruiter, Inc. "A"*	11,175	178,130
		2,643,166
Media 0.8%
Adtheorent Holding Co., Inc.*	4,840	8,180
Advantage Solutions, Inc.*	12,640	19,971
AMC Networks, Inc. "A"*	4,794	84,279
Audacy, Inc. "A"*	18,721	2,522
Boston Omaha Corp. "A"*	3,508	83,034
Cardlytics, Inc.*	5,043	17,121
Clear Channel Outdoor Holdings, Inc.*	55,033	66,040
Cumulus Media, Inc. "A"*	2,679	9,885
Daily Journal Corp.*	185	52,718
Entravision Communications Corp. "A"	9,050	54,752
Gambling.com Group Ltd.*	1,262	12,506
Gannett Co., Inc.*	21,472	40,153
Gray Television, Inc.	12,907	112,549
iHeartMedia, Inc. "A"*	18,338	71,518
Innovid Corp.*	11,008	15,521
Integral Ad Science Holding Corp.*	5,921	84,493
John Wiley & Sons, Inc. "A"	6,687	259,255
Magnite, Inc.*	20,382	188,737
PubMatic, Inc. "A"*	6,865	94,874
Quotient Technology, Inc.*	14,842	48,682
Scholastic Corp.	4,488	153,579
Sinclair Broadcast Group, Inc. "A"	6,036	103,578
Stagwell, Inc.*	11,629	86,287
TechTarget, Inc.*	4,186	151,198
TEGNA, Inc.	34,381	581,383
The E.W. Scripps Co. "A"*	8,852	83,297
Thryv Holdings, Inc.*	3,789	87,374
Urban One, Inc.*	2,940	18,614
WideOpenWest, Inc.*	8,558	90,972
		2,683,072
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	7,530	109,185
KORE Group Holdings, Inc.*	8,320	10,150
Shenandoah Telecommunications Co.	7,345	139,702
Telephone & Data Systems, Inc.	15,474	162,632
U.S. Cellular Corp.*	2,166	44,901
		466,570
Consumer Discretionary 11.0%
Automobile Components 1.4%
Adient PLC*	14,552	596,050
American Axle & Manufacturing Holdings, Inc.*	17,640	137,768
Dana, Inc.	19,678	296,154
Dorman Products, Inc.*	4,068	350,906
Fox Factory Holding Corp.*	6,495	788,298
Gentherm, Inc.*	5,114	308,988
Goodyear Tire & Rubber Co.*	43,113	475,105
Holley, Inc.*	7,454	20,424
LCI Industries	3,804	417,946
Luminar Technologies, Inc.*	38,520	249,995
Modine Manufacturing Co.*	7,707	177,646

Motorcar Parts of America, Inc.*	2,880	21,427
Patrick Industries, Inc.	3,343	230,032
Solid Power, Inc.*	20,400	61,404
Standard Motor Products, Inc.	3,092	114,126
Stoneridge, Inc.*	3,902	72,967
Visteon Corp.*	4,279	671,076
XPEL, Inc.*	3,331	226,341
		5,216,653
Automobiles 0.2%
Canoo, Inc.*	46,174	30,133
Cenntro Electric Group Ltd.*	26,663	12,313
Faraday Future Intelligent Electric, Inc.*	81,555	28,878
Fisker, Inc.*	27,106	166,431
Lordstown Motors Corp. "A"*	29,849	19,793
Mullen Automotive, Inc.*	164,210	21,561
Winnebago Industries, Inc.	4,619	266,516
Workhorse Group, Inc.*	22,127	29,429
		575,054
Broadline Retail 0.1%
1stdibs.com, Inc.*	3,586	14,236
Big Lots, Inc.	4,243	46,503
ContextLogic, Inc. "A"*	85,728	38,218
Dillard's, Inc. "A"	609	187,377
Groupon, Inc.*	3,131	13,182
Qurate Retail, Inc.Series A*	55,409	54,733
		354,249
Distributors 0.0%
Funko, Inc. "A"*	5,241	49,423
Weyco Group, Inc.	864	21,859
		71,282
Diversified Consumer Services 1.0%
2U, Inc.*	11,937	81,768
Adtalem Global Education, Inc.*	6,817	263,273
American Public Education, Inc.*	2,855	15,474
Beachbody Co., Inc.*	15,120	7,291
Carriage Services, Inc.	2,062	62,932
Chegg, Inc.*	19,018	309,993
Coursera, Inc.*	17,454	201,070
Duolingo, Inc.*	3,698	527,298
European Wax Center, Inc. "A"	3,571	67,849
Frontdoor, Inc.*	12,675	353,379
Graham Holdings Co. "B"	564	336,054
Laureate Education, Inc. "A"	20,354	239,363
Nerdy, Inc.*	7,839	32,767
OneSpaWorld Holdings Ltd.*	10,106	121,171
Perdoceo Education Corp.*	10,326	138,678
Rover Group, Inc.*	14,899	67,493
Strategic Education, Inc.	3,518	316,022
Stride, Inc.*	6,452	253,241
Udemy, Inc.*	11,384	100,521
Universal Technical Institute, Inc.*	4,722	34,848
WW International, Inc.*	8,087	33,318
		3,563,803
Hotels, Restaurants & Leisure 2.7%
Accel Entertainment, Inc.*	8,558	77,963
Bally's Corp.*	5,508	107,516

Biglari Holdings, Inc. "B"*	102	17,258
BJ's Restaurants, Inc.*	3,439	100,213
Bloomin' Brands, Inc.	13,467	345,429
Bluegreen Vacations Holding Corp	1,476	40,413
Bowlero Corp.*	4,654	78,885
Brinker International, Inc.*	6,741	256,158
Century Casinos, Inc.*	4,231	31,013
Chuy's Holdings, Inc.*	2,811	100,774
Cracker Barrel Old Country Store, Inc.	3,384	384,422
Dave & Buster's Entertainment, Inc.*	6,565	241,526
Denny's Corp.*	8,468	94,503
Dine Brands Global, Inc.	2,248	152,055
El Pollo Loco Holdings, Inc.	3,120	29,921
Everi Holdings, Inc.*	13,184	226,106
F45 Training Holdings, Inc.*	5,639	6,541
First Watch Restaurant Group, Inc.*	2,310	37,099
Full House Resorts, Inc.*	4,990	36,078
Golden Entertainment, Inc.*	3,085	134,228
Hilton Grand Vacations, Inc.*	13,157	584,566
Inspirato, Inc.*	3,295	3,160
Inspired Entertainment, Inc.*	3,227	41,273
International Game Technology PLC	15,163	406,368
Jack in the Box, Inc.	3,222	282,215
Krispy Kreme, Inc.	11,157	173,491
Kura Sushi USA, Inc. "A"*	713	46,944
Life Time Group Holdings, Inc.*	6,510	103,900
Light & Wonder, Inc. "A"*	14,457	868,143
Lindblad Expeditions Holdings, Inc.*	5,451	52,112
Monarch Casino & Resort, Inc.	2,019	149,709
NEOGAMES SA*	1,937	29,442
Noodles & Co.*	6,217	30,152
Papa John's International, Inc.	5,016	375,849
Portillo's, Inc. "A"*	4,929	105,333
RCI Hospitality Holdings, Inc.	1,342	104,904
Red Rock Resorts, Inc. "A"	7,775	346,532
Rush Street Interactive, Inc.*	9,089	28,267
Ruth's Hospitality Group, Inc.	4,945	81,197
Sabre Corp.*	50,572	216,954
SeaWorld Entertainment, Inc.*	6,135	376,137
Shake Shack, Inc. "A"*	5,736	318,291
Sonder Holdings, Inc.*	28,237	21,378
Sweetgreen, Inc. "A"*	13,832	108,443
Target Hospitality Corp.*	4,439	58,328
Texas Roadhouse, Inc.	10,258	1,108,480
The Cheesecake Factory, Inc.	7,519	263,541
The ONE Group Hospitality, Inc.*	3,589	29,071
Vacasa, Inc. "A"*	16,417	15,796
Wingstop, Inc.	4,599	844,284
Xponential Fitness, Inc. "A"*	3,139	95,394
		9,767,755
Household Durables 1.8%
Aterian, Inc.*	8,813	7,580
Beazer Homes U.S.A., Inc.*	4,420	70,190
Cavco Industries, Inc.*	1,331	422,912
Century Communities, Inc.	4,388	280,481
Dream Finders Homes, Inc. "A"*	3,050	40,413
Ethan Allen Interiors, Inc.	3,564	97,867
GoPro, Inc. "A"*	19,479	97,979

Green Brick Partners, Inc.*	4,139	145,113
Helen of Troy Ltd.*	3,644	346,799
Hovnanian Enterprises, Inc. "A"*	785	53,254
Installed Building Products, Inc.	3,646	415,753
iRobot Corp.*	4,098	178,837
KB Home	11,543	463,798
Landsea Homes Corp.*	1,234	7,478
La-Z-Boy, Inc.	6,545	190,329
Legacy Housing Corp.*	1,460	33,230
LGI Homes, Inc.*	3,137	357,712
Lifetime Brands, Inc.	1,845	10,849
Lovesac Co.*	2,105	60,835
M.D.C. Holdings, Inc.	8,877	345,049
M/I Homes, Inc.*	4,115	259,615
Meritage Homes Corp.	5,571	650,470
Purple Innovation, Inc.*	8,614	22,741
Skyline Champion Corp.*	8,173	614,855
Snap One Holdings Corp.*	2,554	23,880
Sonos, Inc.*	19,602	384,591
Taylor Morrison Home Corp.*	16,116	616,598
Traeger, Inc.*	4,481	18,417
Tri Pointe Home, Inc.*	15,466	391,599
Tupperware Brands Corp.*	6,612	16,530
Universal Electronics, Inc.*	2,018	20,463
Vizio Holding Corp. "A"*	10,441	95,848
Vuzix Corp.*	8,950	37,053
		6,779,118
Leisure Products 0.4%
Acushnet Holdings Corp.	5,158	262,749
AMMO, Inc.*	13,274	26,150
Clarus Corp.	4,329	40,909
Johnson Outdoors, Inc. "A"	820	51,668
Latham Group, Inc.*	6,257	17,895
Malibu Boats, Inc. "A"*	3,102	175,108
Marine Products Corp.	1,244	16,408
MasterCraft Boat Holdings, Inc.*	2,700	82,161
Smith & Wesson Brands, Inc.	7,121	87,659
Solo Brands, Inc. "A"*	3,177	22,811
Sturm Ruger & Co., Inc.	2,702	155,203
Topgolf Callaway Brands Corp.*	21,459	463,944
Vista Outdoor, Inc.*	8,526	236,255
		1,638,920
Specialty Retail 2.6%
1-800-Flowers.com, Inc. "A"*	3,967	45,620
Aaron's Co., Inc.	4,900	47,334
Abercrombie & Fitch Co. "A"*	7,453	206,821
Academy Sports & Outdoors, Inc.	11,616	757,944
aka Brands Holding Corp.*	1,491	812
American Eagle Outfitters, Inc.	23,875	320,880
America's Car-Mart, Inc.*	895	70,893
Arko Corp.	12,791	108,596
Asbury Automotive Group, Inc.*	3,392	712,320
Bark, Inc.*	17,690	25,651
Bed Bath & Beyond, Inc.*	11,988	5,124
Big 5 Sporting Goods Corp.	3,195	24,570
Boot Barn Holdings, Inc.*	4,522	346,566
Build-a-bear Workshop, Inc.	2,068	48,060
Caleres, Inc.	5,327	115,223

Camping World Holdings, Inc. "A"	6,094	127,182
CarParts.com, Inc.*	7,729	41,273
Cato Corp. "A"	3,050	26,962
Chico's FAS, Inc.*	18,439	101,414
Citi Trends, Inc.*	1,210	23,014
Conn's, Inc.*	1,882	11,405
Designer Brands, Inc. "A"	7,715	67,429
Destination XL Group, Inc.*	8,701	47,943
Duluth Holdings, Inc. "B"*	1,836	11,714
Evgo, Inc.*	10,243	79,793
Express, Inc.*	9,296	7,328
Foot Locker, Inc.	12,394	491,918
Franchise Group, Inc.	3,950	107,637
Genesco, Inc.*	1,879	69,298
Group 1 Automotive, Inc.	2,168	490,879
GrowGeneration Corp.*	8,491	29,039
Guess?, Inc.	4,870	94,770
Haverty Furniture Companies, Inc.	2,198	70,138
Hibbett, Inc.	1,921	113,301
JOANN, Inc.	1,803	2,867
Lands' End, Inc.*	2,303	22,385
LL Flooring Holdings, Inc.*	4,560	17,328
Lulu's Fashion Lounge Holdings, Inc.*	2,379	5,662
MarineMax, Inc.*	3,186	91,597
Monro, Inc.	4,778	236,177
Murphy USA, Inc.	3,077	794,020
National Vision Holdings, Inc.*	12,138	228,680
ODP Corp.*	6,197	278,741
OneWater Marine, Inc. "A"*	1,837	51,381
Overstock.com, Inc.*	6,463	131,005
PetMed Express, Inc.	3,281	53,283
RealReal, Inc.*	12,086	15,228
Rent the Runway, Inc. "A"*	6,771	19,297
Revolve Group, Inc.*	6,394	168,162
RumbleON, Inc. "B"*	1,503	9,108
Sally Beauty Holdings, Inc.*	16,366	254,982
Shoe Carnival, Inc.	2,667	68,409
Signet Jewelers Ltd.	6,848	532,637
Sleep Number Corp.*	3,245	98,680
Sonic Automotive, Inc. "A"	2,781	151,120
Sportsman's Warehouse Holdings, Inc.*	5,863	49,718
Stitch Fix, Inc. "A"*	13,006	66,461
The Buckle, Inc.	4,615	164,709
The Children's Place, Inc.*	1,834	73,818
The Container Store Group, Inc.*	5,043	17,297
ThredUp, Inc. "A"*	8,498	21,500
Tile Shop Holdings, Inc.*	5,250	24,623
Tilly's, Inc. "A"*	3,686	28,419
Torrid Holdings, Inc.*	2,045	8,916
TravelCenters of America, Inc.*	1,900	164,350
Upbound Group, Inc.	7,763	190,271
Urban Outfitters, Inc.*	9,879	273,846
Warby Parker, Inc. "A"*	13,056	138,263
Winmark Corp.	425	136,183
Zumiez, Inc.*	2,550	47,022
		9,484,996
Textiles, Apparel & Luxury Goods 0.8%
Allbirds, Inc. "A"*	14,126	16,951

Crocs, Inc.*	9,306	1,176,651
Ermenegildo Zegna NV	9,425	128,557
Fossil Group, Inc.*	7,861	25,155
G-III Apparel Group Ltd.*	6,636	103,190
Kontoor Brands, Inc.	8,561	414,267
Movado Group, Inc.	2,363	67,983
Oxford Industries, Inc.	2,282	240,956
PLBY Group, Inc.* (a)	6,322	12,518
Rocky Brands, Inc.	982	22,655
Steven Madden Ltd.	11,738	422,568
Superior Group of Companies, Inc.	1,660	13,064
Unifi, Inc.*	2,113	17,263
Wolverine World Wide, Inc.	11,714	199,724
		2,861,502
Consumer Staples 3.7%
Beverages 0.6%
Celsius Holdings, Inc.*	8,523	792,128
Coca-Cola Consolidated, Inc.	725	387,933
MGP Ingredients, Inc.	2,158	208,722
National Beverage Corp.*	3,631	191,426
Primo Water Corp.	24,385	374,310
The Duckhorn Portfolio, Inc.*	6,540	103,986
The Vita Coco Co., Inc*	4,244	83,267
Vintage Wine Estates, Inc.*	4,721	5,051
		2,146,823
Consumer Staples Distribution & Retail 0.6%
Boxed, Inc.*	7,574	1,437
HF Foods Group, Inc.*	5,299	20,772
Ingles Markets, Inc. "A"	2,161	191,681
Natural Grocers by Vitamin Cottage, Inc.	1,461	17,167
PriceSmart, Inc.	3,929	280,845
Rite Aid Corp.*	8,323	18,643
SpartanNash Co.	5,445	135,036
Sprouts Farmers Market, Inc.*	16,224	568,327
The Andersons, Inc.	4,989	206,145
The Chefs' Warehouse, Inc.*	5,172	176,107
United Natural Foods, Inc.*	9,032	237,993
Village Super Market, Inc. "A"	1,335	30,545
Weis Markets, Inc.	2,525	213,792
		2,098,490
Food Products 1.2%
Alico, Inc.	1,083	26,209
AppHarvest, Inc.*	16,487	10,095
B&G Foods, Inc.	11,020	171,141
Benson Hill, Inc.*	25,963	29,857
Beyond Meat, Inc.*	9,424	152,952
Brc, Inc. "A"*	4,658	23,942
Calavo Growers, Inc.	2,599	74,773
Cal-Maine Foods, Inc.	5,815	354,075
Fresh Del Monte Produce, Inc.	4,568	137,542
Fresh Market, Inc.* (b)	7,917	0
Hain Celestial Group, Inc.*	13,858	237,665
Hostess Brands, Inc.*	20,519	510,513
J & J Snack Foods Corp.	2,332	345,649
John B. Sanfilippo & Son, Inc.	1,387	134,428
Lancaster Colony Corp.	2,994	607,423

Lifecore Biomedical, Inc.*	4,530	17,101
Local Bounti Corp.*	10,962	8,738
Mission Produce, Inc.*	6,052	67,238
Seneca Foods Corp. "A"*	758	39,621
Simply Good Foods Co.*	13,653	542,980
Sovos Brands, Inc.*	6,118	102,048
Sunopta, Inc.*	15,382	118,441
Tattooed Chef, Inc.*	7,188	10,207
Tootsie Roll Industries, Inc.	2,439	109,537
TreeHouse Foods, Inc.*	7,829	394,816
Utz Brands, Inc.	10,189	167,813
Vital Farms, Inc.*	4,805	73,517
Whole Earth Brands, Inc.*	6,383	16,340
		4,484,661
Household Products 0.3%
Central Garden & Pet Co.*	1,483	60,892
Central Garden & Pet Co. "A"*	6,131	239,538
Energizer Holdings, Inc.	10,839	376,113
WD-40 Co.	2,112	376,042
		1,052,585
Personal Products 0.9%
BellRing Brands, Inc.*	20,462	695,708
Edgewell Personal Care Co.	7,968	338,003
elf Beauty, Inc.*	7,580	624,213
Herbalife Nutrition Ltd.*	15,036	242,080
Inter Parfums, Inc.	2,746	390,591
Medifast, Inc.	1,690	175,202
Nature's Sunshine Products, Inc.*	1,954	19,950
Nu Skin Enterprises, Inc. "A"	7,542	296,476
The Beauty Health Co.*	13,423	169,532
The Honest Co., Inc.*	10,340	18,612
Thorne HealthTech, Inc.*	2,882	13,315
USANA Health Sciences, Inc.*	1,757	110,515
Veru, Inc.*	9,772	11,336
		3,105,533
Tobacco 0.1%
22nd Century Group, Inc.*	23,177	17,823
Turning Point Brands, Inc.	2,242	47,082
Universal Corp.	3,766	199,184
Vector Group Ltd.	22,218	266,838
		530,927
Energy 6.3%
Energy Equipment & Services 2.0%
Archrock, Inc.	20,845	203,656
Borr Drilling Ltd.*	30,553	231,592
Bristow Group, Inc.*	3,543	79,363
Cactus, Inc. "A"	9,568	394,489
ChampionX Corp.	30,797	835,522
Diamond Offshore Drilling, Inc.*	15,378	185,151
DMC Global, Inc.*	2,839	62,373
Dril-Quip, Inc.*	5,150	147,753
Expro Group Holdings NV*	13,364	245,363
Helix Energy Solutions Group, Inc.*	21,539	166,712
Helmerich & Payne, Inc.	15,761	563,456
Liberty Energy, Inc.	20,644	264,450

Nabors Industries Ltd.*	1,381	168,358
National Energy Services Reunited Corp.*	5,594	29,424
Newpark Resources, Inc.*	13,152	50,635
NexTier Oilfield Solutions, Inc.*	27,262	216,733
Noble Corp. PLC*	12,931	510,386
Oceaneering International, Inc.*	15,341	270,462
Oil States International, Inc.*	9,386	78,185
Patterson-UTI Energy, Inc.	32,880	384,696
ProFrac Holding Corp. "A"*	3,638	46,093
ProPetro Holding Corp.*	13,757	98,913
RPC, Inc.	11,638	89,496
Select Energy Services, Inc. "A"	11,432	79,567
Solaris Oilfield Infrastructure, Inc. "A"	4,794	40,941
TETRA Technologies, Inc.*	18,801	49,823
Tidewater, Inc.*	7,146	314,996
U.S. Silica Holdings, Inc.*	11,604	138,552
Valaris Ltd.*	9,381	610,328
Weatherford International PLC*	10,846	643,710
		7,201,178
Oil, Gas & Consumable Fuels 4.3%
Aemetis, Inc.*	4,419	10,252
Alto Ingredients, Inc.*	10,918	16,377
Amplify Energy Corp.*	5,173	35,539
Arch Resources, Inc.	2,270	298,414
Ardmore Shipping Corp.	6,250	92,938
Battalion Oil Corp.*	538	3,535
Berry Corp.	11,786	92,520
California Resources Corp.	11,313	435,551
Callon Petroleum Co.*	7,530	251,803
Centrus Energy Corp. "A"*	1,639	52,776
Chord Energy Corp.	6,392	860,363
Civitas Resources, Inc.	11,264	769,782
Clean Energy Fuels Corp.*	25,791	112,449
CNX Resources Corp.*	25,820	413,636
Comstock Resources, Inc.	14,177	152,970
CONSOL Energy, Inc.	5,285	307,957
Crescent Energy Co. "A"	6,005	67,917
CVR Energy, Inc.	4,524	148,297
Delek U.S. Holdings, Inc.	10,680	245,106
Denbury, Inc.*	7,731	677,468
DHT Holdings, Inc.	21,271	229,940
Dorian LPG Ltd.	4,570	91,126
Earthstone Energy, Inc. "A"*	6,633	86,295
Empire Petroleum Corp.*	1,403	17,411
Energy Fuels, Inc.*	24,414	136,230
Equitrans Midstream Corp.	63,058	364,475
Excelerate Energy, Inc. "A"	2,858	63,276
FLEX LNG Ltd. (a)	4,405	147,920
Frontline PLC (a)	19,030	315,137
Gevo, Inc.*	29,649	45,660
Golar LNG Ltd.*	15,609	337,154
Green Plains, Inc.*	8,255	255,822
Gulfport Energy Corp.*	1,684	134,720
HighPeak Energy, Inc.	936	21,528
International Seaways, Inc.	7,493	312,308
Kinetik Holdings, Inc.	2,533	79,283
Kosmos Energy Ltd.*	69,101	514,111
Magnolia Oil & Gas Corp. "A"	26,689	583,955

Matador Resources Co.	17,204	819,771
Murphy Oil Corp.	22,525	832,975
NACCO Industries, Inc. "A"	586	21,137
NextDecade Corp*	6,053	30,083
Nordic American Tankers Ltd.	31,120	123,235
Northern Oil and Gas, Inc.	10,081	305,958
Par Pacific Holdings, Inc.*	7,614	222,329
PBF Energy, Inc. "A"	18,153	787,114
Peabody Energy Corp.*	18,155	464,768
Permian Resources Corp.	36,188	379,974
Ranger Oil Corp. "A"	2,968	121,213
REX American Resources Corp.*	2,317	66,243
Riley Exploration Permian, Inc.	1,672	63,636
Ring Energy, Inc.*	15,320	29,108
Sandridge Energy, Inc.*	4,996	71,992
Scorpio Tankers, Inc.	7,269	409,317
SFL Corp. Ltd.	17,501	166,260
SilverBow Resources, Inc.*	1,918	43,826
Sitio Royalties Corp. "A"	10,909	246,543
SM Energy Co.	18,509	521,213
Talos Energy, Inc.*	10,689	158,625
Teekay Corp.*	10,677	65,984
Teekay Tankers Ltd. "A"*	3,581	153,732
Tellurian, Inc.*	79,982	98,378
Uranium Energy Corp.*	54,555	157,118
Ur-Energy, Inc.*	32,340	34,280
Vaalco Energy, Inc.	16,790	76,059
Vertex Energy, Inc.*	7,883	77,884
Vital Energy, Inc.*	2,564	116,765
W&T Offshore, Inc.*	14,838	75,377
World Fuel Services Corp.	9,475	242,086
		15,764,984
Financials 15.5%
Banks 8.2%
1st Source Corp.	2,458	106,063
ACNB Corp.	1,234	40,167
Amalgamated Financial Corp.	2,865	50,682
Amerant Bancorp, Inc.	4,234	92,132
American National Bankshares, Inc.	1,579	50,054
Ameris Bancorp.	10,232	374,287
Arrow Financial Corp.	2,174	54,154
Associated Banc-Corp.	22,994	413,432
Atlantic Union Bankshares Corp.	11,480	402,374
Axos Financial, Inc.*	8,796	324,748
Banc of California, Inc.	7,992	100,140
BancFirst Corp.	3,019	250,879
Bank First Corp.	1,228	90,356
Bank of Marin Bancorp.	2,356	51,573
Bank of NT Butterfield & Son Ltd.	7,688	207,576
BankUnited, Inc.	11,716	264,547
Bankwell Financial Group, Inc.	828	20,584
Banner Corp.	5,246	285,225
Bar Harbor Bankshares	2,246	59,407
BayCom Corp.	1,876	32,042
BCB Bancorp., Inc.	2,103	27,612
Berkshire Hills Bancorp., Inc.	6,559	164,369
Blue Foundry Bancorp.*	4,013	38,204

Blue Ridge Bankshares, Inc.	2,632	26,846
Bridgewater Bancshares, Inc.*	3,234	35,057
Brookline Bancorp., Inc.	12,848	134,904
Business First Bancshares, Inc.	3,783	64,803
Byline Bancorp., Inc.	3,758	81,248
Cadence Bank	27,984	580,948
Cambridge Bancorp.	1,038	67,273
Camden National Corp.	2,166	78,388
Capital Bancorp., Inc	1,368	22,764
Capital City Bank Group, Inc.	2,061	60,408
Capitol Federal Financial, Inc.	19,807	133,301
Capstar Financial Holdings, Inc.	3,154	47,783
Carter Bankshares, Inc.*	3,718	52,052
Cathay General Bancorp.	10,613	366,361
CBTX, Inc.	6,922	170,350
Central Pacific Financial Corp.	4,092	73,247
Citizens & Northern Corp.	2,252	48,148
City Holding Co.	2,293	208,388
Civista Bancshares, Inc.	2,263	38,199
CNB Financial Corp.	3,256	62,515
Coastal Financial Corp.*	1,570	56,536
Colony Bankcorp, Inc.	2,375	24,225
Columbia Financial, Inc.*	5,321	97,268
Community Bank System, Inc.	8,191	429,946
Community Trust Bancorp., Inc.	2,492	94,571
ConnectOne Bancorp., Inc.	5,637	99,662
CrossFirst Bankshares, Inc.*	6,780	71,054
Customers Bancorp., Inc.*	4,665	86,396
CVB Financial Corp.	20,466	341,373
Dime Community Bancshares, Inc.	4,968	112,873
Eagle Bancorp., Inc.	4,736	158,514
Eastern Bankshares, Inc.	23,707	299,182
Enterprise Bancorp., Inc.	1,421	44,705
Enterprise Financial Services Corp.	5,399	240,741
Equity Bancshares, Inc. "A"	2,278	55,515
Esquire Financial Holdings, Inc.	1,016	39,726
Farmers & Merchants Bancorp., Inc.	2,068	50,294
Farmers National Banc Corp.	5,373	67,915
FB Financial Corp.	5,461	169,728
Financial Institutions, Inc.	2,311	44,556
First BanCorp.	27,740	316,791
First BanCorp. - North Carolina	5,940	210,989
First Bancorp., Inc.	1,499	38,809
First Bancshares, Inc.	3,921	101,279
First Bank	2,625	26,513
First Busey Corp.	7,881	160,300
First Business Financial Services, Inc.	1,202	36,673
First Commonwealth Financial Corp.	15,738	195,623
First Community Bancshares, Inc.	2,477	62,049
First Financial Bancorp.	14,303	311,376
First Financial Bankshares, Inc.	19,962	636,788
First Financial Corp.	1,727	64,728
First Foundation, Inc.	7,754	57,767
First Guaranty Bancshares, Inc.	887	13,899
First Internet Bancorp.	1,381	22,994
First Interstate BancSystem, Inc. "A"	13,712	409,440
First Merchants Corp.	8,787	289,532
First Mid Bancshares, Inc.	2,810	76,488

First of Long Island Corp.	3,309	44,672
First Western Financial, Inc.*	1,154	22,849
Five Star Bancorp.	1,921	40,994
Flushing Financial Corp.	4,297	63,982
Fulton Financial Corp.	24,951	344,823
FVCBankcorp, Inc.*	2,180	23,217
German American Bancorp., Inc.	4,240	141,489
Glacier Bancorp., Inc.	17,074	717,279
Great Southern Bancorp., Inc.	1,407	71,307
Greene County Bancorp., Inc.	994	22,544
Guaranty Bancshares, Inc.	1,253	34,921
Hancock Whitney Corp.	13,261	482,700
Hanmi Financial Corp.	4,599	85,403
HarborOne Bancorp, Inc.	6,733	82,143
HBT Financial, Inc.	1,911	37,685
Heartland Financial U.S.A., Inc.	6,293	241,399
Heritage Commerce Corp.	8,930	74,387
Heritage Financial Corp.	5,267	112,714
Hilltop Holdings, Inc.	7,610	225,789
Hingham Institution For Savings	217	50,656
Home Bancorp., Inc.	1,080	35,672
Home BancShares, Inc.	28,856	626,464
HomeStreet, Inc.	2,728	49,077
HomeTrust Bancshares, Inc.	2,270	55,819
Hope Bancorp., Inc.	17,720	174,010
Horizon Bancorp, Inc.	6,121	67,698
Independent Bank Corp.	10,160	517,359
Independent Bank Group, Inc.	5,473	253,674
International Bancshares Corp.	8,205	351,338
John Marshall Bancorp, Inc.	1,664	35,942
Kearny Financial Corp.	9,118	74,038
Lakeland Bancorp., Inc.	9,504	148,643
Lakeland Financial Corp.	3,748	234,775
Live Oak Bancshares, Inc.	4,974	121,216
Luther Burbank Corp.	2,316	21,956
Macatawa Bank Corp.	4,162	42,536
Mercantile Bank Corp.	2,329	71,221
Metrocity Bankshares, Inc.	2,860	48,877
Metropolitan Bank Holding Corp.*	1,555	52,699
Mid Penn Bancorp, Inc.	2,190	56,086
Midland States Bancorp., Inc.	3,184	68,201
MidWestOne Financial Group, Inc.	2,117	51,697
MVB Financial Corp.	1,582	32,652
National Bank Holdings Corp. "A"	4,458	149,165
NBT Bancorp., Inc.	6,405	215,913
Nicolet Bankshares, Inc.*	1,870	117,904
Northeast Bank	983	33,088
Northfield Bancorp., Inc.	6,626	78,054
Northwest Bancshares, Inc.	18,602	223,782
OceanFirst Financial Corp.	8,862	163,770
OFG Bancorp.	7,110	177,323
Old National Bancorp.	45,103	650,385
Old Second Bancorp., Inc.	6,491	91,263
Origin Bancorp, Inc.	3,400	109,310
Orrstown Financial Services, Inc.	1,526	30,306
Pacific Premier Bancorp., Inc.	14,417	346,296
Park National Corp.	2,197	260,498
Parke Bancorp., Inc.	1,474	26,208

Pathward Financial, Inc.	4,218	175,005
PCB Bancorp.	1,703	24,676
Peapack-Gladstone Financial Corp.	2,612	77,367
Peoples Bancorp., Inc.	4,216	108,562
Peoples Financial Services Corp.	1,041	45,127
Pioneer Bancorp., Inc.*	1,923	18,961
Preferred Bank	2,020	110,716
Premier Financial Corp.	5,588	115,839
Primis Financial Corp.	3,436	33,089
Provident Bancorp, Inc.	2,053	14,043
Provident Financial Services, Inc.	11,190	214,624
QCR Holdings, Inc.	2,422	106,350
RBB Bancorp.	2,264	35,092
Red River Bancshares, Inc.	632	30,406
Renasant Corp.	8,395	256,719
Republic Bancorp., Inc. "A"	1,293	54,862
Republic First Bancorp., Inc.*	10,062	13,684
S&T Bancorp., Inc.	5,967	187,662
Sandy Spring Bancorp., Inc.	6,684	173,650
Seacoast Banking Corp. of Florida	11,087	262,762
ServisFirst Bancshares, Inc.	7,742	422,945
Shore Bancshares, Inc.	2,606	37,214
Sierra Bancorp.	2,103	36,214
Simmons First National Corp. "A"	18,659	326,346
SmartFinancial, Inc.	2,422	56,045
South Plains Financial, Inc.	1,510	32,329
South State Corp.	11,499	819,419
Southern First Bancshares, Inc.*	1,130	34,691
Southern Missouri Bancorp., Inc.	1,202	44,967
Southside Bancshares, Inc.	4,656	154,579
Sterling Bancorp., Inc.*	2,492	14,105
Stock Yards Bancorp., Inc.	4,391	242,120
Summit Financial Group, Inc.	1,703	35,337
Texas Capital Bancshares, Inc.*	7,432	363,871
The Bancorp, Inc.*	8,400	233,940
Third Coast Bancshares, Inc.*	1,857	29,173
Tompkins Financial Corp.	2,115	140,034
TowneBank	10,645	283,689
TriCo Bancshares	4,772	198,467
Triumph Financial, Inc.*	3,563	206,868
TrustCo Bank Corp. NY	2,982	95,245
Trustmark Corp.	9,505	234,774
UMB Financial Corp.	6,793	392,092
United Bankshares, Inc.	20,086	707,027
United Community Banks, Inc.	16,300	458,356
Unity Bancorp., Inc.	1,028	23,449
Univest Financial Corp.	4,465	105,999
USCB Financial Holdings, Inc.*	1,558	15,409
Valley National Bancorp.	65,982	609,674
Veritex Holdings, Inc.	8,031	146,646
Washington Federal, Inc.	9,945	299,543
Washington Trust Bancorp., Inc.	2,617	90,705
WesBanco, Inc.	8,792	269,914
West BanCorp, Inc.	2,459	44,926
Westamerica BanCorp.	3,984	176,491
WSFS Financial Corp.	9,410	353,910
		30,051,985

Capital Markets 1.6%
Artisan Partners Asset Management, Inc. "A"	9,185	293,736
AssetMark Financial Holdings, Inc.*	3,362	105,735
Associated Capital Group, Inc. "A"	276	10,198
Avantax, Inc.*	7,214	189,873
B. Riley Financial, Inc.	3,224	91,529
Bakkt Holdings, Inc.*	8,220	14,138
BGC Partners, Inc. "A"	48,371	252,980
BrightSphere Investment Group, Inc.	4,890	115,306
Cohen & Steers, Inc.	3,905	249,764
Diamond Hill Investment Group, Inc.	453	74,555
Donnelley Financial Solutions, Inc.*	3,898	159,272
Federated Hermes, Inc.	13,090	525,433
Focus Financial Partners, Inc. "A"*	8,906	461,954
GCM Grosvenor, Inc. "A"	6,451	50,382
Hamilton Lane, Inc. "A"	5,516	408,074
Houlihan Lokey, Inc.	7,775	680,235
MarketWise, Inc.*	2,455	4,542
Moelis & Co. "A"	9,730	374,021
Open Lending Corp. "A"*	15,937	112,197
Oppenheimer Holdings, Inc. "A"	1,283	50,230
Perella Weinberg Partners	5,362	48,794
Piper Sandler Companies	2,670	370,089
PJT Partners, Inc. "A"	3,644	263,060
Sculptor Capital Management, Inc.	3,811	32,813
Silvercrest Asset Management Group, Inc. "A"	1,455	26,452
StepStone Group, Inc. "A"	8,349	202,630
StoneX Group, Inc.*	2,706	280,152
Value Line, Inc.	100	4,833
Victory Capital Holdings, Inc. "A"	2,482	72,648
Virtus Investment Partners, Inc.	1,060	201,813
WisdomTree, Inc.	20,630	120,892
		5,848,330
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	617	16,739
Bread Financial Holdings, Inc.	7,670	232,554
Consumer Portfolio Services, Inc.*	1,314	14,047
Curo Group Holdings Corp.	3,151	5,451
Encore Capital Group, Inc.*	3,552	179,198
Enova International, Inc.*	4,760	211,487
EZCORP, Inc. "A"*	7,553	64,956
FirstCash Holdings, Inc.	5,775	550,762
Green Dot Corp. "A"*	7,314	125,654
LendingClub Corp.*	16,178	116,643
LendingTree, Inc.*	1,525	40,656
Moneylion, Inc.*	27,111	15,394
Navient Corp.	15,661	250,419
Nelnet, Inc. "A"	2,226	204,547
NerdWallet, Inc. "A"*	4,003	64,769
Oportun Financial Corp.*	4,017	15,506
OppFi, Inc.*	1,931	3,959
PRA Group, Inc.*	5,880	229,085
PROG Holdings, Inc.*	7,685	182,826
Regional Management Corp.	1,129	29,456
Sunlight Financial Holdings, Inc.*	3,510	1,096
World Acceptance Corp.*	592	49,308
		2,604,512

Financial Services 1.8%
Alerus Financial Corp.	2,306	37,011
A-Mark Precious Metals, Inc.	2,762	95,703
AvidXchange Holdings, Inc.*	22,391	174,650
Banco Latinoamericano de Comercio Exterior SA "E"	4,273	74,265
Cannae Holdings, Inc.*	10,669	215,300
Cantaloupe, Inc.*	8,950	51,015
Cass Information Systems, Inc.	2,024	87,659
Compass Diversified Holdings	9,597	183,111
Enact Holdings, Inc.	4,642	106,116
Essent Group Ltd.	16,135	646,207
EVERTEC, Inc.	9,397	317,149
Federal Agricultural Mortgage Corp. "C"	1,383	184,202
Finance of America Companies, Inc. "A"*	5,534	6,862
Flywire Corp.*	8,757	257,105
Home Point Capital, Inc.	1,180	2,277
I3 Verticals, Inc. "A"*	3,558	87,278
International Money Express, Inc.*	4,893	126,141
Jackson Financial, Inc. "A"	11,554	432,235
Marqeta, Inc. "A"*	66,677	304,714
Merchants Bancorp.	2,394	62,340
MoneyGram International, Inc.*	14,585	151,976
Mr Cooper Group, Inc.*	10,681	437,601
NMI Holdings, Inc. "A"*	12,740	284,484
Payoneer Global, Inc.*	33,878	212,754
Paysafe Ltd.*	4,266	73,674
PennyMac Financial Services, Inc.	4,101	244,461
Priority Technology Holdings, Inc.*	2,596	9,320
Radian Group, Inc.	24,140	533,494
Remitly Global, Inc.*	15,588	264,217
Repay Holdings Corp.*	13,195	86,691
Star Holdings*	2,045	35,563
StoneCo., Ltd. "A"*	42,586	406,270
SWK Holdings Corp.*	529	9,448
Velocity Financial, Inc.*	1,318	11,901
Walker & Dunlop, Inc.	4,702	358,151
Waterstone Financial, Inc.	2,938	44,452
		6,615,797
Insurance 2.1%
Ambac Financial Group, Inc.*	6,901	106,827
American Equity Investment Life Holding Co.	10,804	394,238
AMERISAFE, Inc.	2,882	141,074
Argo Group International Holdings Ltd.	4,972	145,630
Bright Health Group, Inc.*	28,047	6,179
BRP Group, Inc. "A"*	9,303	236,854
CNO Financial Group, Inc.	17,526	388,902
Crawford & Co. "A"	2,763	23,099
Donegal Group, Inc. "A"	2,368	36,183
eHealth, Inc.*	3,751	35,109
Employers Holdings, Inc.	4,146	172,847
Enstar Group Ltd.*	1,731	401,228
Genworth Financial, Inc. "A"*	76,131	382,178
Goosehead Insurance, Inc. "A"*	2,868	149,710
Greenlight Capital Re Ltd. "A"*	3,838	36,039
HCI Group, Inc.	944	50,598
Hippo Holdings, Inc.*	2,840	46,093
Horace Mann Educators Corp.	6,285	210,422
Investors Title Co.	198	29,898

James River Group Holdings Ltd.	5,532	114,236
Kinsale Capital Group, Inc.	3,324	997,699
Lemonade, Inc.*	7,430	105,952
MBIA, Inc.*	7,239	67,033
Mercury General Corp.	4,092	129,880
National Western Life Group, Inc. "A"	345	83,704
NI Holdings, Inc.*	1,387	18,031
Oscar Health, Inc. "A"*	18,937	123,848
Palomar Holdings, Inc.*	3,770	208,104
ProAssurance Corp.	8,200	151,536
RLI Corp.	6,005	798,124
Root, Inc. "A"*	1,127	5,083
Safety Insurance Group, Inc.	2,157	160,740
Selective Insurance Group, Inc.	9,181	875,225
Selectquote, Inc.*	19,606	42,545
SiriusPoint Ltd.*	13,854	112,633
Skyward Specialty Insurance Group, Inc.*	1,670	36,523
Stewart Information Services Corp.	4,199	169,430
Tiptree, Inc.	3,736	54,433
Trean Insurance Group, Inc.*	3,450	21,114
Trupanion, Inc.*	5,959	255,581
United Fire Group, Inc.	3,367	89,394
Universal Insurance Holdings, Inc.	3,843	70,019
		7,683,975
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AFC Gamma, Inc.	2,327	28,296
Angel Oak Mortgage, Inc.	1,710	12,483
Apollo Commercial Real Estate Finance, Inc.	21,646	201,524
Arbor Realty Trust, Inc. (a)	25,259	290,226
Ares Commercial Real Estate Corp.	7,647	69,511
ARMOUR Residential REIT, Inc.	25,580	134,295
Blackstone Mortgage Trust, Inc. "A"	26,556	474,025
BrightSpire Capital, Inc.	14,381	84,848
Broadmark Realty Capital, Inc.	19,634	92,280
Chicago Atlantic Real Estate Finance, Inc.	722	9,754
Chimera Investment Corp.	35,422	199,780
Claros Mortgage Trust, Inc.	14,085	164,090
Dynex Capital, Inc.	8,132	98,560
Ellington Financial, Inc.	10,035	122,528
Franklin BSP Realty Trust, Inc.	12,545	149,662
Granite Point Mortgage Trust, Inc.	7,518	37,289
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,470	385,242
Invesco Mortgage Capital, Inc.	5,403	59,919
KKR Real Estate Finance Trust, Inc.	8,884	101,189
Ladder Capital Corp.	17,636	166,660
MFA Financial, Inc.	15,997	158,690
New York Mortgage Trust, Inc.	14,320	142,627
Nexpoint Real Estate Finance, Inc.	1,135	17,786
Orchid Island Capital, Inc.	6,085	65,292
PennyMac Mortgage Investment Trust	13,631	168,070
Ready Capital Corp.	10,772	109,551
Redwood Trust, Inc.	17,410	117,344
TPG RE Finance Trust, Inc.	10,469	76,005
Two Harbors Investment Corp.	15,113	222,312
		3,959,838

Health Care 15.6%
Biotechnology 6.5%
2seventy bio, Inc.*	5,683	57,967
4D Molecular Therapeutics, Inc.*	4,474	76,908
Aadi Bioscience, Inc.*	2,100	15,204
Absci Corp.*	8,080	14,140
ACADIA Pharmaceuticals, Inc.*	18,378	345,874
Acrivon Therapeutics, Inc.*	1,307	16,586
Adicet Bio, Inc.*	4,846	27,913
ADMA Biologics, Inc.*	31,878	105,516
Aerovate Therapeutics, Inc.*	1,330	26,826
Affimed NV*	20,654	15,400
Agenus, Inc.*	46,926	71,328
Agios Pharmaceuticals, Inc.*	8,466	194,464
Akero Therapeutics, Inc.*	5,361	205,112
Alector, Inc.*	9,368	57,988
Alkermes PLC*	24,891	701,677
Allogene Therapeutics, Inc.*	12,718	62,827
Allovir, Inc.*	5,198	20,480
Alpine Immune Sciences, Inc.*	3,649	28,170
ALX Oncology Holdings, Inc.*	3,388	15,314
Amicus Therapeutics, Inc.*	42,065	466,501
AnaptysBio, Inc.*	3,050	66,368
Anavex Life Sciences Corp.*	10,977	94,073
Anika Therapeutics, Inc.*	2,197	63,098
Apellis Pharmaceuticals, Inc.*	14,395	949,494
Arbutus Biopharma Corp.*	17,944	54,370
Arcellx, Inc.*	4,643	143,051
Arcturus Therapeutics Holdings, Inc.*	3,500	83,895
Arcus Biosciences, Inc.*	7,971	145,391
Arcutis Biotherapeutics, Inc.*	6,479	71,269
Arrowhead Pharmaceuticals, Inc.*	15,819	401,803
Atara Biotherapeutics, Inc.*	15,095	43,776
Aura Biosciences, Inc.*	3,613	33,529
Aurinia Pharmaceuticals, Inc.*	20,611	225,897
Avid Bioservices, Inc.*	9,265	173,811
Avidity Biosciences, Inc.*	9,991	153,362
Beam Therapeutics, Inc.*	9,742	298,300
BioCryst Pharmaceuticals, Inc.*	28,836	240,492
Biohaven, Ltd.*	9,890	135,097
Bioxcel Therapeutics, Inc.*	2,978	55,569
Bluebird Bio, Inc.*	15,733	50,031
Blueprint Medicines Corp.*	9,155	411,883
Bridgebio Pharma, Inc.*	16,217	268,878
C4 Therapeutics, Inc.*	6,192	19,443
CareDx, Inc.*	7,681	70,204
Caribou Biosciences, Inc.*	8,997	47,774
Catalyst Pharmaceuticals, Inc.*	14,821	245,732
Celldex Therapeutics, Inc.*	6,985	251,320
Celularity, Inc.*	9,831	6,092
Century Therapeutics, Inc.*	3,009	10,441
Cerevel Therapeutics Holdings, Inc.*	8,765	213,778
Chimerix, Inc.*	12,848	16,188
Chinook Therapeutics, Inc.*	7,821	181,056
Cogent Biosciences, Inc.*	9,604	103,627
Coherus Biosciences, Inc.*	11,072	75,732
Crinetics Pharmaceuticals, Inc.*	7,994	128,384

CTI BioPharma Corp.*	14,923	62,677
Cullinan Oncology, Inc*	3,977	40,685
Cytokinetics, Inc.*	12,617	443,992
Day One Biopharmaceuticals, Inc.*	4,119	55,071
Deciphera Pharmaceuticals, Inc.*	7,879	121,731
Denali Therapeutics, Inc.*	16,693	384,607
Design Therapeutics, Inc.*	5,097	29,410
Dynavax Technologies Corp.*	18,476	181,250
Dyne Therapeutics, Inc.*	4,901	56,460
Eagle Pharmaceuticals, Inc.*	1,510	42,839
Editas Medicine, Inc.*	10,994	79,707
Eiger BioPharmaceuticals, Inc.*	5,951	5,337
Emergent BioSolutions, Inc.*	7,558	78,301
Enanta Pharmaceuticals, Inc.*	3,082	124,636
Enochian Biosciences, Inc.*	2,857	2,614
EQRx, Inc.*	32,225	62,517
Erasca, Inc.*	11,113	33,450
Fate Therapeutics, Inc.*	12,699	72,384
FibroGen, Inc.*	13,361	249,316
Foghorn Therapeutics, Inc.*	2,986	18,513
Generation Bio Co.*	7,055	30,337
Geron Corp.*	65,434	141,992
Gossamer Bio, Inc.*	9,395	11,838
GreenLight Biosciences Holdings PBC*	15,163	6,556
Halozyme Therapeutics, Inc.*	20,437	780,489
Heron Therapeutics, Inc.*	15,592	23,544
HilleVax, Inc.*	2,740	45,292
Humacyte, Inc.*	9,122	28,187
Icosavax, Inc.*	3,467	20,109
Ideaya Biosciences, Inc.*	6,811	93,515
IGM Biosciences, Inc.*	1,804	24,787
ImmunityBio, Inc.*	12,937	23,545
ImmunoGen, Inc.*	33,660	129,254
Immunovant, Inc.*	6,855	106,321
Inhibrx, Inc.*	5,016	94,652
Inovio Pharmaceuticals, Inc.*	39,964	32,770
Insmed, Inc.*	20,683	352,645
Instil Bio, Inc.*	10,107	6,679
Intellia Therapeutics, Inc.*	12,701	473,366
Intercept Pharmaceuticals, Inc.*	3,691	49,570
Invivyd, Inc.*	6,995	8,394
Iovance Biotherapeutics, Inc.*	23,068	140,946
Ironwood Pharmaceuticals, Inc.*	21,233	223,371
iTeos Therapeutics, Inc.*	3,743	50,942
IVERIC bio, Inc.*	20,924	509,081
Janux Therapeutics, Inc.*	2,549	30,843
Jounce Therapeutics, Inc.*	6,699	12,393
KalVista Pharmaceuticals, Inc.*	3,636	28,579
Karuna Therapeutics, Inc.*	4,973	903,296
Karyopharm Therapeutics, Inc.*	11,844	46,073
Keros Therapeutics, Inc.*	2,962	126,477
Kezar Life Sciences, Inc.*	7,819	24,473
Kiniksa Pharmaceuticals Ltd. "A"*	4,669	50,238
Kinnate Biopharma, Inc.*	4,245	26,531
Kodiak Sciences, Inc.*	4,947	30,671
Kronos Bio, Inc.*	5,952	8,690
Krystal Biotech, Inc.*	3,264	261,316
Kura Oncology, Inc.*	9,988	122,153

Kymera Therapeutics, Inc.*	5,791	171,587
Lexicon Pharmaceuticals, Inc.*	12,336	29,976
Lyell Immunopharma, Inc.*	26,016	61,398
MacroGenics, Inc.*	9,200	65,964
Madrigal Pharmaceuticals, Inc.*	1,949	472,165
MannKind Corp.*	38,632	158,391
MeiraGTx Holdings PLC*	5,230	27,039
Mersana Therapeutics, Inc.*	14,286	58,715
MiMedx Group, Inc.*	17,052	58,147
Mineralys Therapeutics, Inc.*	1,827	28,611
Mirum Pharmaceuticals, Inc.*	2,775	66,656
Monte Rosa Therapeutics, Inc.*	4,837	37,680
Morphic Holding, Inc.*	3,925	147,737
Myriad Genetics, Inc.*	12,170	282,709
Nkarta, Inc.*	5,521	19,600
Nurix Therapeutics, Inc.*	7,001	62,169
Nuvalent, Inc. "A"*	3,095	80,749
Ocugen, Inc.*	32,533	27,754
Organogenesis Holdings, Inc.*	11,953	25,460
Outlook Therapeutics, Inc.*	23,162	25,247
Pardes Biosciences, Inc.*	4,100	5,412
PepGen, Inc.*	2,332	28,520
PMV Pharmaceuticals, Inc.*	5,590	26,664
Point Biopharma Global, Inc.*	13,247	96,306
Praxis Precision Medicines, Inc.*	5,162	4,176
Precigen, Inc.*	18,202	19,294
Prime Medicine, Inc.*	1,765	21,710
Prometheus Biosciences, Inc.*	5,355	574,699
Protagonist Therapeutics, Inc.*	7,130	163,990
Prothena Corp. PLC*	5,981	289,899
PTC Therapeutics, Inc.*	10,759	521,166
Rallybio Corp.*	3,384	19,323
RAPT Therapeutics, Inc.*	4,548	83,456
Recursion Pharmaceuticals, Inc. "A"*	21,427	142,918
REGENXBIO, Inc.*	6,313	119,379
Relay Therapeutics, Inc.*	13,109	215,905
Replimune Group, Inc.*	7,102	125,421
REVOLUTION Medicines, Inc.*	13,384	289,897
Rigel Pharmaceuticals, Inc.*	27,811	36,711
Rocket Pharmaceuticals, Inc.*	8,528	146,085
Sage Therapeutics, Inc.*	7,942	333,246
Sana Biotechnology, Inc.*	13,436	43,936
Sangamo Therapeutics, Inc.*	20,905	36,793
Seres Therapeutics, Inc.*	10,676	60,533
SpringWorks Therapeutics, Inc.*	5,524	142,188
Stoke Therapeutics, Inc.*	3,720	30,988
Sutro Biopharma, Inc.*	8,363	38,637
Syndax Pharmaceuticals, Inc.*	9,101	192,213
Talaris Therapeutics, Inc.*	3,330	6,260
Tango Therapeutics, Inc.*	7,546	29,807
Tenaya Therapeutics, Inc.*	6,815	19,423
TG Therapeutics, Inc.*	20,386	306,605
Travere Therapeutics, Inc.*	9,601	215,927
Twist Bioscience Corp.*	8,587	129,492
Tyra Biosciences, Inc.*	1,915	30,774
Vanda Pharmaceuticals, Inc.*	8,913	60,519
Vaxart, Inc.*	18,328	13,869
Vaxcyte, Inc.*	11,028	413,329

VBI Vaccines, Inc.*	28,377	8,598
Vera Therapeutics, Inc.*	3,305	25,647
Veracyte, Inc.*	11,130	248,199
Vericel Corp.*	7,200	211,104
Verve Therapeutics, Inc.*	7,135	102,887
Vir Biotechnology, Inc.*	11,272	262,299
Viridian Therapeutics, Inc.*	5,833	148,392
VistaGen Therapeutics, Inc.*	29,306	3,654
Xencor, Inc.*	8,707	242,838
Y-mAbs Therapeutics, Inc.*	5,581	27,961
Zentalis Pharmaceuticals, Inc.*	7,130	122,636
		23,632,254
Health Care Equipment & Supplies 3.8%
Alphatec Holdings, Inc.*	10,975	171,210
AngioDynamics, Inc.*	5,622	58,132
Artivion, Inc.*	6,207	81,312
AtriCure, Inc.*	6,996	289,984
Atrion Corp.	207	129,977
Avanos Medical, Inc.*	7,068	210,202
Axogen, Inc.*	6,534	61,746
Axonics, Inc.*	7,529	410,782
Bioventus, Inc. "A"*	4,584	4,905
Butterfly Network, Inc.*	19,975	37,553
Cardiovascular Systems, Inc.*	6,276	124,641
Cerus Corp.*	26,140	77,636
CONMED Corp.	4,442	461,346
Cue Health, Inc.*	16,101	29,304
Cutera, Inc.*	2,496	58,956
Embecta Corp.	8,834	248,412
Figs, Inc. "A"*	20,065	124,202
Glaukos Corp.*	7,019	351,652
Haemonetics Corp.*	7,662	634,031
Heska Corp.*	1,456	142,135
Inari Medical, Inc.*	7,405	457,185
Inogen, Inc.*	3,482	43,455
Inspire Medical Systems, Inc.*	4,383	1,025,929
Integer Holdings Corp.*	5,038	390,445
iRadimed Corp.	1,087	42,773
iRhythm Technologies, Inc.*	4,622	573,267
Lantheus Holdings, Inc.*	10,483	865,477
LeMaitre Vascular, Inc.	2,953	151,991
LivaNova PLC*	8,211	357,835
Merit Medical Systems, Inc.*	8,617	637,227
Mesa Laboratories, Inc.	795	138,910
Nano-X Imaging Ltd.*	7,375	42,554
Neogen Corp.*	33,225	615,327
Nevro Corp.*	5,338	192,969
NuVasive, Inc.*	8,020	331,306
Omnicell, Inc.*	6,842	401,420
OraSure Technologies, Inc.*	10,660	64,493
Orthofix Medical, Inc.*	5,158	86,397
OrthoPediatrics Corp.*	2,396	106,119
Outset Medical, Inc.*	7,485	137,724
Owlet, Inc.*	14,603	4,737
Paragon 28, Inc.*	7,502	128,059
PROCEPT BioRobotics Corp.*	3,976	112,918
Pulmonx Corp.*	5,158	57,666
RxSight, Inc.*	3,675	61,299

Senseonics Holdings, Inc.*	73,591	52,250
Shockwave Medical, Inc.*	5,476	1,187,362
SI-BONE, Inc.*	5,238	103,031
Sight Sciences, Inc.*	3,137	27,417
Silk Road Medical, Inc.*	5,803	227,071
STAAR Surgical Co.*	7,354	470,288
Surmodics, Inc.*	2,096	47,747
Tactile Systems Technology, Inc.*	2,930	48,111
Tenon Medical, Inc.*	1,335	2,363
TransMedics Group, Inc.*	4,724	357,749
Treace Medical Concepts, Inc.*	5,661	142,601
UFP Technologies, Inc.*	1,029	133,605
Utah Medical Products, Inc.	506	47,954
Varex Imaging Corp.*	5,906	107,430
Vicarious Surgical, Inc.*	7,911	17,958
ViewRay, Inc.*	22,482	77,788
Zimvie, Inc.*	3,021	21,842
Zynex, Inc.*	3,406	40,872
		13,849,039
Health Care Providers & Services 2.4%
23andme Holding Co. "A"*	39,101	89,150
Accolade, Inc.*	10,283	147,870
AdaptHealth Corp.*	11,178	138,943
Addus HomeCare Corp.*	2,366	252,594
Agiliti, Inc.*	4,362	69,705
AirSculpt Technologies, Inc.	1,863	9,390
Alignment Healthcare, Inc.*	15,287	97,225
AMN Healthcare Services, Inc.*	6,674	553,675
Apollo Medical Holdings, Inc.*	5,982	218,164
Ati Physical Therapy, Inc.*	10,804	2,746
Aveanna Healthcare Holdings, Inc.*	5,986	6,225
Brookdale Senior Living, Inc.*	27,988	82,565
Cano Health, Inc.*	24,360	22,168
Caremax, Inc.*	8,666	23,138
Castle Biosciences, Inc.*	3,894	88,472
Clover Health Investments Corp.*	57,366	48,480
Community Health Systems, Inc.*	19,203	94,095
CorVel Corp.*	1,346	256,117
Cross Country Healthcare, Inc.*	5,456	121,778
Docgo, Inc.*	13,019	112,614
Fulgent Genetics, Inc.*	3,239	101,122
GeneDx Holdings Corp.*	48,979	17,877
HealthEquity, Inc.*	12,730	747,378
Hims & Hers Health, Inc.*	18,284	181,377
Innovage Holding Corp.*	2,834	22,615
Invitae Corp.*	37,947	51,228
LifeStance Health Group, Inc.*	10,962	81,448
ModivCare, Inc.*	1,927	162,022
National HealthCare Corp.	1,892	109,868
National Research Corp.	2,169	94,373
NeoGenomics, Inc.*	19,342	336,744
Nutex Health, Inc.*	39,170	39,562
Oncology Institute, Inc.*	4,997	3,387
OPKO Health, Inc.*	64,187	93,713
Option Care Health, Inc.*	25,724	817,252
Owens & Minor, Inc.*	11,472	166,918
P3 Health Partners, Inc.*	3,673	3,893
Patterson Companies, Inc.	13,456	360,217

Pediatrix Medical Group, Inc.*	12,684	189,118
PetIQ, Inc.*	4,056	46,401
Privia Health Group, Inc.*	7,923	218,754
Progyny, Inc.*	11,623	373,331
R1 RCM, Inc.*	23,076	346,140
RadNet, Inc.*	7,576	189,627
Select Medical Holdings Corp.	15,895	410,886
Surgery Partners, Inc.*	7,912	272,727
The Ensign Group, Inc.	8,228	786,103
The Joint Corp.*	2,095	35,259
The Pennant Group, Inc.*	3,857	55,078
U.S. Physical Therapy, Inc.	1,942	190,141
		8,939,673
Health Care Technology 0.5%
American Well Corp. "A"*	36,312	85,696
Babylon Holdings Ltd. "A"*	627	3,192
Computer Programs & Systems, Inc.*	2,115	63,873
Evolent Health, Inc. "A"*	12,668	411,077
Health Catalyst, Inc.*	8,396	97,981
HealthStream, Inc.*	3,661	99,213
Multiplan Corp.*	56,732	60,136
NextGen Healthcare, Inc.*	8,392	146,105
OptimizeRx Corp.*	2,360	34,527
Pear Therapeutics, Inc.*	10,331	2,634
Phreesia, Inc.*	7,555	243,951
Schrodinger, Inc.*	8,259	217,460
Sharecare, Inc.*	46,558	66,112
Simulations Plus, Inc.	2,349	103,215
Veradigm, Inc.*	16,505	215,390
		1,850,562
Life Sciences Tools & Services 0.7%
Abcellera Biologics, Inc.*	32,218	242,924
Adaptive Biotechnologies Corp.*	16,959	149,748
Akoya Biosciences, Inc.*	2,408	19,697
Alpha Teknova, Inc.*	1,002	2,966
Berkeley Lights, Inc.*	8,304	9,633
BioLife Solutions, Inc.*	5,076	110,403
Bionano Genomics, Inc.*	46,897	52,056
Codexis, Inc.*	9,273	38,390
CryoPort, Inc.*	6,633	159,192
Cytek Biosciences, Inc.*	17,430	160,182
Inotiv, Inc.*	3,550	15,371
MaxCyte, Inc.*	13,163	65,157
Medpace Holdings, Inc.*	3,876	728,882
NanoString Technologies, Inc.*	7,023	69,528
Nautilus Biotechnology, Inc.*	8,706	24,116
OmniAb, Inc.*	11,583	42,625
Pacific Biosciences of California, Inc.*	38,059	440,723
Quanterix Corp.*	4,968	55,989
Quantum-Si, Inc.*	13,273	23,360
Science 37 Holdings, Inc.*	9,047	2,548
Seer, Inc.*	7,832	30,231
Singular Genomics Systems, Inc.*	8,166	9,881
SomaLogic, Inc.*	22,674	57,819
		2,511,421
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*	9,773	79,064

Amneal Pharmaceuticals, Inc.*	15,449	21,474
Amphastar Pharmaceuticals, Inc.*	5,943	222,862
Amylyx Pharmaceuticals, Inc.*	7,751	227,414
An2 Therapeutics, Inc.*	1,841	18,171
ANI Pharmaceuticals, Inc.*	2,023	80,354
Arvinas, Inc.*	7,453	203,616
Atea Pharmaceuticals, Inc.*	12,438	41,667
Athira Pharma, Inc.*	4,925	12,312
Axsome Therapeutics, Inc.*	4,920	303,466
Cara Therapeutics, Inc.*	7,069	34,709
Cassava Sciences, Inc.*	5,922	142,839
Collegium Pharmaceutical, Inc.*	5,120	122,829
Corcept Therapeutics, Inc.*	13,279	287,623
DICE Therapeutics, Inc.*	5,440	155,856
Edgewise Therapeutics, Inc.*	5,868	39,140
Esperion Therapeutics, Inc.*	11,578	18,409
Evolus, Inc.*	5,379	45,506
EyePoint Pharmaceuticals, Inc.*	3,966	11,660
Fulcrum Therapeutics, Inc.*	7,828	22,310
Harmony Biosciences Holdings, Inc.*	4,055	132,396
Innoviva, Inc.*	9,980	112,275
Intra-Cellular Therapies, Inc.*	14,062	761,457
Ligand Pharmaceuticals, Inc.*	2,363	173,822
Liquidia Corp.*	6,952	48,038
Nektar Therapeutics*	27,327	19,208
NGM Biopharmaceuticals, Inc.*	5,941	24,239
Nuvation Bio, Inc.*	16,918	28,084
Ocular Therapeutix, Inc.*	12,401	65,353
Pacira BioSciences, Inc.*	6,957	283,915
Phathom Pharmaceuticals, Inc.*	4,081	29,138
Phibro Animal Health Corp. "A"	3,118	47,768
Prestige Consumer Healthcare, Inc.*	7,586	475,111
Provention Bio, Inc.*	9,661	232,830
Reata Pharmaceuticals, Inc. "A"*	4,233	384,864
Relmada Therapeutics, Inc.*	4,126	9,325
Revance Therapeutics, Inc.*	12,421	400,080
Scilex Holding Co.*	10,126	83,033
SIGA Technologies, Inc.	7,063	40,612
Supernus Pharmaceuticals, Inc.*	7,659	277,486
Tarsus Pharmaceuticals, Inc.*	3,028	38,062
Theravance Biopharma, Inc.*	10,263	111,354
Theseus Pharmaceuticals, Inc.*	2,670	23,710
Third Harmonic Bio, Inc.*	1,976	8,141
Ventyx Biosciences, Inc.*	3,848	128,908
Xeris Biopharma Holdings, Inc.*	22,277	36,312
		6,066,802
Industrials 16.5%
Aerospace & Defense 1.0%
AAR Corp.*	5,096	277,987
Aerojet Rocketdyne Holdings, Inc.*	12,197	685,105
AeroVironment, Inc.*	3,756	344,275
AerSale Corp.*	3,814	65,677
Archer Aviation, Inc. "A"*	22,721	64,982
Astra Space, Inc.*	20,850	8,861
Astronics Corp.*	3,895	52,037
Cadre Holdings, Inc.	2,800	60,312
Ducommun, Inc.*	1,662	90,928

Kaman Corp.	4,209	96,218
Kratos Defense & Security Solutions, Inc.*	18,847	254,058
Maxar Technologies, Inc. (a)	11,226	573,200
Momentus, Inc.*	7,896	4,619
Moog, Inc. "A"	4,386	441,889
National Presto Industries, Inc.	775	55,870
Park Aerospace Corp.	3,048	40,996
Parsons Corp.*	5,149	230,366
Redwire Corp.*	2,772	8,399
Rocket Lab USA, Inc.*	32,748	132,302
Terran Orbital Corp.*	7,048	12,968
Triumph Group, Inc.*	10,034	116,294
V2X, Inc.*	1,780	70,702
Virgin Galactic Holdings, Inc.*	37,279	150,980
		3,839,025
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	8,966	186,762
Forward Air Corp.	4,120	443,971
Hub Group, Inc. "A"*	4,923	413,237
Radiant Logistics, Inc.*	5,654	37,090
		1,081,060
Building Products 1.4%
AAON, Inc.	6,752	652,851
American Woodmark Corp.*	2,602	135,486
Apogee Enterprises, Inc.	3,404	147,223
AZZ, Inc.	3,736	154,073
Caesarstone Ltd.	3,272	13,513
CSW Industrials, Inc.	2,234	310,370
Gibraltar Industries, Inc.*	4,776	231,636
Griffon Corp.	6,703	214,563
Insteel Industries, Inc.	2,817	78,369
Janus International Group, Inc.*	12,875	126,948
JELD-WEN Holding, Inc.*	12,664	160,326
Masonite International Corp.*	3,410	309,526
PGT Innovations, Inc.*	8,801	220,993
Quanex Building Products Corp.	5,024	108,167
Resideo Technologies, Inc.*	22,178	405,414
Simpson Manufacturing Co., Inc.	6,585	721,979
UFP Industries, Inc.	9,205	731,521
View, Inc.*	16,198	8,099
Zurn Elkay Water Solutions Corp.	19,181	409,706
		5,140,763
Commercial Services & Supplies 1.5%
ABM Industries, Inc.	10,191	457,984
ACCO Brands Corp.	14,335	76,262
ACV Auctions, Inc. "A"*	18,145	234,252
Aris Water Solutions, Inc. "A"	3,311	25,793
Brady Corp. "A"	6,900	370,737
BrightView Holdings, Inc.*	6,687	37,581
Casella Waste Systems, Inc. "A"*	7,680	634,829
Cimpress PLC*	2,710	118,752
CompX International, Inc.	256	4,628
CoreCivic, Inc.*	17,665	162,518
Deluxe Corp.	6,626	106,016
Ennis, Inc.	3,826	80,690
Harsco Corp.*	12,018	82,083
Healthcare Services Group, Inc.	11,274	156,370

Heritage-Crystal Clean, Inc.*	2,383	84,859
HNI Corp.	6,280	174,835
Interface, Inc.	8,824	71,651
KAR Auction Services, Inc.*	16,785	229,619
Kimball International, Inc. "B"	5,579	69,180
Li-cycle Holdings Corp.*	20,632	116,158
Liquidity Services, Inc.*	3,782	49,809
Matthews International Corp. "A"	4,501	162,306
MillerKnoll, Inc.	11,625	237,731
Montrose Environmental Group, Inc.*	4,194	149,600
NL Industries, Inc.	960	5,818
Pitney Bowes, Inc.	26,360	102,540
Quad Graphics, Inc.*	5,069	21,746
SP Plus Corp.*	3,081	105,647
Steelcase, Inc. "A"	13,384	112,693
The Brink's Co.	6,971	465,663
The GEO Group, Inc.*	18,302	144,403
UniFirst Corp.	2,304	406,034
Viad Corp.*	3,256	67,855
VSE Corp.	1,559	69,999
		5,396,641
Construction & Engineering 1.6%
Ameresco, Inc. "A"*	4,920	242,162
API Group Corp.*	31,739	713,493
Arcosa, Inc.	7,490	472,694
Argan, Inc.	2,042	82,640
Comfort Systems U.S.A., Inc.	5,446	794,898
Concrete Pumping Holdings, Inc.*	4,174	28,383
Construction Partners, Inc. "A"*	6,080	163,795
Dycom Industries, Inc.*	4,432	415,057
EMCOR Group, Inc.	7,246	1,178,127
Fluor Corp.*	21,808	674,085
Granite Construction, Inc.	6,770	278,112
Great Lakes Dredge & Dock Corp.*	9,865	53,567
IES Holdings, Inc.*	1,268	54,638
MYR Group, Inc.*	2,508	316,033
Northwest Pipe Co.*	1,585	49,500
Primoris Services Corp.	8,087	199,425
Sterling Infrastructure, Inc.*	4,506	170,687
Tutor Perini Corp.*	6,356	39,217
		5,926,513
Electrical Equipment 1.5%
Allied Motion Technologies, Inc.	2,038	78,769
Array Technologies, Inc.*	23,301	509,826
Atkore, Inc.*	6,045	849,202
Babcock & Wilcox Enterprises, Inc.*	9,012	54,613
Blink Charging Co.*	6,727	58,189
Bloom Energy Corp. "A"*	27,517	548,414
Encore Wire Corp.	2,707	501,688
Energy Vault Holdings, Inc.*	13,408	28,693
EnerSys	6,259	543,782
Enovix Corp.*	16,501	246,030
Ess Tech, Inc.*	11,717	16,287
Fluence Energy, Inc.*	5,666	114,736
FTC Solar, Inc.*	6,032	13,572
FuelCell Energy, Inc.*	63,591	181,234
GrafTech International, Ltd.	29,670	144,196
Heliogen, Inc.*	13,014	3,126

NEXTracker, Inc. "A"*	4,757	172,489
NuScale Power Corp.*	5,036	45,777
Powell Industries, Inc.	1,438	61,244
Preformed Line Products Co.	404	51,728
Shoals Technologies Group, Inc. "A"*	25,046	570,798
Stem, Inc.*	22,039	124,961
SunPower Corp.*	12,634	174,855
Thermon Group Holdings, Inc.*	5,007	124,774
TPI Composites, Inc.*	5,491	71,657
Vicor Corp.*	3,354	157,437
		5,448,077
Ground Transportation 0.7%
ArcBest Corp.	3,704	342,324
Bird Global, Inc. "A"*	24,667	6,904
Covenant Logistics Group, Inc.	1,434	50,792
Daseke, Inc.*	6,212	48,019
Heartland Express, Inc.	7,042	112,109
Marten Transport Ltd.	8,861	185,638
P.A.M. Transportation Services, Inc.*	1,054	30,176
Saia, Inc.*	4,075	1,108,726
TuSimple Holdings, Inc. "A"*	21,048	30,941
Universal Logistics Holdings, Inc.	1,097	31,977
Werner Enterprises, Inc.	9,707	441,571
		2,389,177
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	4,169	82,630
Machinery 3.9%
3D Systems Corp.*	19,322	207,132
Alamo Group, Inc.	1,541	283,791
Albany International Corp. "A"	4,783	427,409
Astec Industries, Inc.	3,476	143,385
Barnes Group, Inc.	7,518	302,825
Berkshire Grey, Inc.*	7,026	9,696
Blue Bird Corp.*	2,583	52,771
Chart Industries, Inc.*	6,571	824,003
CIRCOR International, Inc.*	2,832	88,132
Columbus McKinnon Corp.	4,248	157,856
Desktop Metal, Inc. "A"*	41,576	95,625
Douglas Dynamics, Inc.	3,411	108,777
Energy Recovery, Inc.*	8,551	197,101
Enerpac Tool Group Corp.	8,777	223,813
EnPro Industries, Inc.	3,185	330,890
ESCO Technologies, Inc.	3,981	379,986
Evoqua Water Technologies Corp.*	18,121	900,976
Fathom Digital Manufacturing Co. "A"*	1,449	787
Federal Signal Corp.	9,175	497,377
Franklin Electric Co., Inc.	7,110	669,051
Gorman-Rupp Co.	3,427	85,675
Greenbrier Companies, Inc.	4,972	159,949
Helios Technologies, Inc.	4,987	326,150
Hillenbrand, Inc.	10,631	505,291
Hillman Solutions Corp.*	20,498	172,593
Hydrofarm Holdings Group, Inc.*	6,832	11,819
Hyliion Holdings Corp.*	20,273	40,141
Hyster-Yale Materials Handling, Inc.	1,681	83,865
Hyzon Motors, Inc.*	12,762	10,402
John Bean Technologies Corp.	4,857	530,821

Kadant, Inc.	1,777	370,540
Kennametal, Inc.	12,482	344,254
Lightning eMotors, Inc.*	5,652	1,619
Lindsay Corp.	1,704	257,525
Luxfer Holdings PLC	4,237	71,605
Markforged Holding Corp.*	15,973	15,315
Microvast Holdings, Inc.*	27,882	34,574
Miller Industries, Inc.	1,713	60,555
Mueller Industries, Inc.	8,590	631,193
Mueller Water Products, Inc. "A"	23,893	333,068
Nikola Corp.*	51,356	62,141
Omega Flex, Inc.	497	55,386
Proterra, Inc.*	34,867	52,998
Proto Labs, Inc.*	4,140	137,241
RBC Bearings, Inc.*	4,385	1,020,521
REV Group, Inc.	5,179	62,096
Sarcos Technology & Robotics Corp.*	16,210	7,695
Shyft Group, Inc.	5,242	119,255
SPX Technologies, Inc.*	6,763	477,333
Standex International Corp.	1,822	223,086
Tennant Co.	2,826	193,666
Terex Corp.	10,295	498,072
The Manitowoc Co., Inc.*	5,315	90,833
Titan International, Inc.*	7,705	80,748
Trinity Industries, Inc.	12,670	308,641
Velo3D, Inc.*	9,688	21,992
Wabash National Corp.	7,288	179,212
Watts Water Technologies, Inc. "A"	4,215	709,469
Xos, Inc.*	7,846	4,119
		14,252,841
Marine Transportation 0.2%
Costamare, Inc.	8,121	76,419
Eagle Bulk Shipping, Inc.	2,094	95,277
Eneti, Inc.	3,323	31,070
Genco Shipping & Trading Ltd.	5,746	89,982
Golden Ocean Group Ltd.	19,014	181,013
Matson, Inc.	5,739	342,446
Safe Bulkers, Inc.	10,836	39,985
		856,192
Passenger Airlines 0.3%
Allegiant Travel Co.*	2,443	224,707
Blade Air Mobility, Inc.*	8,154	27,561
Frontier Group Holdings, Inc.*	5,850	57,564
Hawaiian Holdings, Inc.*	7,720	70,715
Joby Aviation, Inc.*	39,700	172,298
SkyWest, Inc.*	7,678	170,221
Spirit Airlines, Inc.	16,645	285,795
Sun Country Airlines Holdings, Inc.*	5,020	102,910
Wheels Up Experience, Inc.*	23,151	14,650
		1,126,421
Professional Services 2.4%
Alight, Inc. "A"*	59,241	545,610
ASGN, Inc.*	7,502	620,190
Atlas Technical Consultants, Inc.*	2,970	36,204
Barrett Business Services, Inc.	1,053	93,338
CBIZ, Inc.*	7,250	358,803
Conduent, Inc.*	25,593	87,784

CRA International, Inc.	1,088	117,308
CSG Systems International, Inc.	4,810	258,297
ExlService Holdings, Inc.*	4,962	803,000
Exponent, Inc.	7,794	776,984
First Advantage Corp.*	8,834	123,323
Forrester Research, Inc.*	1,716	55,513
Franklin Covey Co.*	1,803	69,361
Heidrick & Struggles International, Inc.	2,959	89,835
HireRight Holdings Corp.*	2,998	31,809
Huron Consulting Group, Inc.*	3,032	243,682
IBEX Holdings Ltd.*	1,441	35,160
ICF International, Inc.	2,812	308,476
Insperity, Inc.	5,503	668,890
Kelly Services, Inc. "A"	5,110	84,775
Kforce, Inc.	3,034	191,870
Korn Ferry	8,038	415,886
Legalzoom.com, Inc.*	14,554	136,517
Maximus, Inc.	9,307	732,461
NV5 Global, Inc.*	2,092	217,505
Planet Labs PBC*	30,175	118,588
Red Violet, Inc.*	1,384	24,358
Resources Connection, Inc.	5,033	85,863
Skillsoft Corp.*	11,774	23,548
Spire Global, Inc.*	18,108	12,096
Sterling Check Corp.*	3,454	38,512
TriNet Group, Inc.*	5,745	463,104
TrueBlue, Inc.*	4,852	86,366
TTEC Holdings, Inc.	2,968	110,499
Upwork, Inc.*	18,841	213,280
Verra Mobility Corp.*	21,630	365,980
Willdan Group, Inc.*	1,773	27,694
		8,672,469
Trading Companies & Distributors 1.7%
Alta Equipment Group, Inc.	3,243	51,402
Applied Industrial Technologies, Inc.	5,867	833,877
Beacon Roofing Supply, Inc.*	7,935	466,975
BlueLinx Holdings, Inc.*	1,378	93,649
Boise Cascade Co.	6,083	384,750
Custom Truck One Source, Inc.*	8,846	60,064
Distribution Solutions Group, Inc.*	831	37,777
DXP Enterprises, Inc.*	2,320	62,454
GATX Corp.	5,369	590,697
Global Industrial Co.	1,936	51,962
GMS, Inc.*	6,414	371,307
H&E Equipment Services, Inc.	4,893	216,417
Herc Holdings, Inc.	3,836	436,921
Hudson Technologies, Inc.*	6,658	58,124
Karat Packaging, Inc.	989	13,183
McGrath RentCorp.	3,709	346,087
MRC Global, Inc.*	12,970	126,068
NOW, Inc.*	16,851	187,889
Rush Enterprises, Inc. "A"	6,335	345,891
Rush Enterprises, Inc. "B"	989	59,231
Textainer Group Holdings Ltd.	6,684	214,623
Titan Machinery, Inc.*	3,062	93,238
Transcat, Inc.*	1,066	95,290
Triton International Ltd.	8,905	562,974

Veritiv Corp.	2,005	270,956
Xometry, Inc. "A"*	5,266	78,832
		6,110,638
Information Technology 12.0%
Communications Equipment 0.8%
ADTRAN Holdings, Inc.	11,911	188,908
Aviat Networks, Inc.*	1,765	60,822
Calix, Inc.*	8,845	474,004
Cambium Networks Corp.*	1,765	31,276
Casa Systems, Inc.*	5,571	7,075
Clearfield, Inc.*	1,955	91,064
CommScope Holding Co., Inc.*	31,917	203,311
Comtech Telecommunications Corp.	3,836	47,873
Digi International, Inc.*	5,314	178,975
DZS, Inc.*	3,116	24,585
Extreme Networks, Inc.*	19,270	368,442
Harmonic, Inc.*	13,896	202,743
Infinera Corp.*	29,621	229,859
Inseego Corp.*	12,848	7,483
NETGEAR, Inc.*	4,531	83,869
NetScout Systems, Inc.*	10,400	297,960
Ondas Holdings, Inc.*	4,958	5,355
Ribbon Communications, Inc.*	10,566	36,136
Viavi Solutions, Inc.*	34,388	372,422
		2,912,162
Electronic Equipment, Instruments & Components 2.5%
908 Devices, Inc.*	3,714	31,940
Advanced Energy Industries, Inc.	5,776	566,048
Aeva Technologies, Inc.*	14,046	16,715
Aeye, Inc.*	18,037	5,678
Akoustis Technologies, Inc.*	10,563	32,534
Arlo Technologies, Inc.*	13,564	82,198
Badger Meter, Inc.	4,509	549,286
Belden, Inc.	6,495	563,571
Benchmark Electronics, Inc.	5,315	125,912
Cepton, Inc.*	6,847	3,180
CTS Corp.	4,839	239,337
ePlus, Inc.*	4,048	198,514
Evolv Technologies Holdings, Inc.*	12,220	38,126
Fabrinet*	5,679	674,438
FARO Technologies, Inc.*	3,009	74,051
Focus Universal, Inc.*	3,879	9,698
Identiv, Inc.*	3,177	19,507
Insight Enterprises, Inc.*	4,794	685,350
Itron, Inc.*	6,917	383,548
Kimball Electronics, Inc.*	3,660	88,206
Knowles Corp.*	13,704	232,968
Lightwave Logic, Inc.*	17,659	92,357
Methode Electronics, Inc.	5,367	235,504
MicroVision, Inc.*	26,782	71,508
Mirion Technologies, Inc.*	21,136	180,501
Napco Security Technologies, Inc.*	4,795	180,196
nLight, Inc.*	6,789	69,112
Novanta, Inc.*	5,432	864,177
OSI Systems, Inc.*	2,474	253,239
Ouster, Inc.*	43,799	36,647

PAR Technology Corp.*	4,007	136,078
PC Connection, Inc.	1,698	76,342
Plexus Corp.*	4,220	411,745
Rogers Corp.*	2,878	470,352
Sanmina Corp.*	8,754	533,906
ScanSource, Inc.*	3,861	117,529
SmartRent, Inc.*	18,590	47,405
TTM Technologies, Inc.*	15,724	212,117
Vishay Intertechnology, Inc.	19,924	450,681
Vishay Precision Group, Inc.*	1,894	79,093
		9,139,294
IT Services 0.5%
BigCommerce Holdings, Inc.Series 1*	10,315	92,216
Brightcove, Inc.*	6,293	28,004
Cerberus Cyber Sentinel Corp.*	6,661	2,251
Cyxtera Technologies, Inc.*	5,304	1,620
DigitalOcean Holdings, Inc.*	10,669	417,905
Edgio, Inc.*	20,668	16,350
Fastly, Inc. "A"*	17,618	312,896
Grid Dynamics Holdings, Inc.*	8,388	96,126
Information Services Group, Inc.	5,187	26,402
Perficient, Inc.*	5,235	377,915
PFSweb, Inc.	2,414	10,235
Rackspace Technology, Inc.*	8,261	15,531
Squarespace, Inc. "A"*	4,741	150,622
The Hackett Group, Inc.	3,526	65,160
Tucows, Inc. "A"*	1,493	29,039
Unisys Corp.*	9,733	37,764
		1,680,036
Semiconductors & Semiconductor Equipment 2.9%
Acm Research, Inc. "A"*	7,217	84,439
Alpha & Omega Semiconductor Ltd.*	3,500	94,325
Ambarella, Inc.*	5,693	440,752
Amkor Technology, Inc.	15,592	405,704
Atomera, Inc.*	2,972	18,932
Axcelis Technologies, Inc.*	5,039	671,447
AXT, Inc.*	6,078	24,190
CEVA, Inc.*	3,469	105,562
Cohu, Inc.*	7,294	280,017
Credo Technology Group Holding Ltd.*	14,982	141,130
Diodes, Inc.*	6,854	635,777
FormFactor, Inc.*	11,831	376,817
Ichor Holdings Ltd.*	4,421	144,743
Impinj, Inc.*	3,311	448,707
indie Semiconductor, Inc. "A"*	16,485	173,917
Kulicke & Soffa Industries, Inc.	8,495	447,601
MACOM Technology Solutions Holdings, Inc.*	8,302	588,114
MaxLinear, Inc.*	11,188	393,929
Onto Innovation, Inc.*	7,608	668,591
PDF Solutions, Inc.*	4,562	193,429
Photronics, Inc.*	9,316	154,459
Power Integrations, Inc.	8,664	733,321
Rambus, Inc.*	16,481	844,816
Rigetti Computing, Inc. "A"*	14,801	10,707
Semtech Corp.*	9,703	234,230
Silicon Laboratories, Inc.*	4,848	848,836
SiTime Corp.*	2,490	354,153
SkyWater Technology, Inc.*	1,919	21,838

SMART Global Holdings, Inc.*	7,394	127,473
Synaptics, Inc.*	6,089	676,792
Transphorm, Inc.*	3,124	12,465
Ultra Clean Holdings, Inc.*	6,916	229,335
Veeco Instruments, Inc.*	7,722	163,166
		10,749,714
Software 4.9%
8x8, Inc.*	17,851	74,439
A10 Networks, Inc.	9,855	152,654
ACI Worldwide, Inc.*	17,341	467,860
Adeia, Inc.	16,199	143,523
Agilysys, Inc.*	3,081	254,213
Alarm.com Holdings, Inc.*	7,387	371,418
Alkami Technology, Inc.*	5,476	69,326
Altair Engineering, Inc. "A"*	7,984	575,726
American Software, Inc. "A"	5,096	64,261
Amplitude, Inc. "A"*	8,559	106,474
Appfolio, Inc. "A"*	3,002	373,689
Appian Corp. "A"*	6,083	269,964
Applied Digital Corp.*	12,129	27,169
Arteris, Inc.*	2,460	10,406
Asana, Inc. "A"*	11,347	239,762
Avepoint, Inc.*	19,561	80,591
Blackbaud, Inc.*	7,110	492,723
Blackline, Inc.*	8,462	568,223
Blend Labs, Inc. "A"*	29,248	29,137
Box, Inc. "A"*	21,556	577,485
C3.ai, Inc. "A"*	9,291	311,899
Cerence, Inc.*	6,238	175,225
Cipher Mining, Inc.*	5,601	13,050
Cleanspark, Inc.*	11,502	31,976
Clear Secure, Inc. "A"	9,896	258,978
CommVault Systems, Inc.*	6,859	389,180
Consensus Cloud Solutions, Inc.*	2,943	100,327
Couchbase, Inc.*	4,507	63,368
CS Disco, Inc.*	3,240	21,514
Cvent Holding Corp.*	7,051	58,946
Digimarc Corp.*	2,086	40,990
Digital Turbine, Inc.*	14,252	176,155
Domo, Inc. "B"*	4,592	65,160
E2open Parent Holdings, Inc.*	30,361	176,701
Ebix, Inc.	3,961	52,246
eGain Corp.*	2,965	22,504
Enfusion, Inc. "A"*	3,838	40,299
EngageSmart, Inc.*	5,614	108,070
Envestnet, Inc.*	8,461	496,407
Everbridge, Inc.*	6,175	214,087
EverCommerce, Inc.*	3,515	37,189
ForgeRock, Inc. "A"*	6,732	138,679
Greenidge Generation Holdings, Inc.*	1,861	841
Instructure Holdings, Inc.*	2,551	66,071
Intapp, Inc.*	2,271	101,832
InterDigital, Inc.	4,541	331,039
IronNet, Inc.*	9,422	3,313
Kaleyra, Inc.*	1,205	1,988
Latch, Inc.*	16,485	12,563
LivePerson, Inc.*	11,124	49,057
LiveRamp Holdings, Inc.*	9,822	215,396

Livevox Holdings, Inc.*	3,226	9,968
Marathon Digital Holdings, Inc.*	17,859	155,730
Matterport, Inc.*	35,300	96,369
MeridianLink, Inc.*	3,522	60,931
MicroStrategy, Inc. "A"*	1,485	434,095
Mitek Systems, Inc.*	6,407	61,443
Model N, Inc.*	5,720	191,448
Momentive Global, Inc.*	19,803	184,564
N-able, Inc.*	10,332	136,382
NextNav, Inc.*	9,992	20,284
Olo, Inc. "A"*	13,581	110,821
ON24, Inc.*	6,863	60,120
OneSpan, Inc.*	6,179	108,133
PagerDuty, Inc.*	13,288	464,814
Porch Group, Inc.*	12,419	17,759
PowerSchool Holdings, Inc. "A"*	7,025	139,236
Progress Software Corp.	6,612	379,859
PROS Holdings, Inc.*	6,423	175,990
Q2 Holdings, Inc.*	8,551	210,526
Qualys, Inc.*	5,905	767,768
Rapid7, Inc.*	9,033	414,705
Rimini Street, Inc.*	8,204	33,800
Riot Platforms, Inc.*	24,312	242,877
Sapiens International Corp. NV	4,894	106,298
SecureWorks Corp. "A"*	1,587	13,601
ShotSpotter, Inc.*	1,355	53,279
Solarwinds Corp.*	7,414	63,760
Sprout Social, Inc. "A"*	7,219	439,493
SPS Commerce, Inc.*	5,580	849,834
Sumo Logic, Inc.*	17,927	214,765
Telos Corp.*	7,840	19,835
Tenable Holdings, Inc.*	17,228	818,502
Terawulf, Inc.*	12,956	12,150
Upland Software, Inc.*	5,003	21,513
Varonis Systems, Inc.*	16,450	427,865
Verint Systems, Inc.*	9,850	366,814
Veritone, Inc.*	4,855	28,305
Viant Technology, Inc. "A"*	1,751	7,617
Weave Communications, Inc.*	4,513	22,430
WM Technology, Inc.*	10,447	8,872
Workiva, Inc.*	7,308	748,412
Xperi, Inc.	6,290	68,750
Yext, Inc.*	17,074	164,081
Zeta Global Holdings Corp. "A"*	17,070	184,868
Zuora, Inc. "A"*	19,367	191,346
		18,034,105
Technology Hardware, Storage & Peripherals 0.4%
Avid Technology, Inc.*	5,334	170,581
Composecure, Inc.*	1,119	8,236
Corsair Gaming, Inc.*	6,254	114,761
Diebold Nixdorf, Inc.*	12,141	14,569
Eastman Kodak Co.*	8,309	34,067
IonQ, Inc.*	17,949	110,386
Super Micro Computer, Inc.*	7,191	766,201
Turtle Beach Corp.*	2,183	21,874
Xerox Holding Corp.	17,529	269,947
		1,510,622

Materials 4.5%
Chemicals 2.1%
AdvanSix, Inc.	4,068	155,682
American Vanguard Corp.	4,365	95,506
Amyris, Inc.*	29,594	40,248
Aspen Aerogels, Inc.*	7,886	58,751
Avient Corp.	13,950	574,182
Balchem Corp.	4,917	621,902
Cabot Corp.	8,574	657,111
Chase Corp.	1,144	119,811
Danimer Scientific, Inc.*	13,718	47,327
Diversey Holdings Ltd.*	12,022	97,258
Ecovyst, Inc.*	12,989	143,529
FutureFuel Corp.	3,994	29,476
H.B. Fuller Co.	8,214	562,248
Hawkins, Inc.	2,949	129,107
Ingevity Corp.*	5,726	409,524
Innospec, Inc.	3,792	389,325
Intrepid Potash, Inc.*	1,810	49,956
Koppers Holdings, Inc.	3,064	107,148
Kronos Worldwide, Inc.	3,387	31,194
Livent Corp.*	24,849	539,720
LSB Industries, Inc.*	11,401	117,772
Mativ Holdings, Inc.	8,335	178,953
Minerals Technologies, Inc.	5,017	303,127
Origin Materials, Inc.*	15,760	67,295
Orion Engineered Carbons SA	9,269	241,828
Perimeter Solutions SA*	18,175	146,854
PureCycle Technologies, Inc.*	15,973	111,811
Quaker Chemical Corp.	2,073	410,350
Rayonier Advanced Materials, Inc.*	9,680	60,694
Sensient Technologies Corp.	6,440	493,047
Stepan Co.	3,298	339,793
Trinseo PLC	5,508	114,842
Tronox Holdings PLC "A"	18,108	260,393
Valhi, Inc.	300	5,223
		7,710,987
Construction Materials 0.2%
Summit Materials, Inc. "A"*	18,185	518,090
United States Lime & Minerals, Inc.	300	45,807
		563,897
Containers & Packaging 0.3%
Cryptyde, Inc.*	2,671	222
Greif, Inc. "A"	3,797	240,616
Greif, Inc. "B"	801	61,293
Myers Industries, Inc.	5,488	117,608
O-I Glass, Inc*	23,582	535,547
Pactiv Evergreen, Inc.	6,486	51,888
Ranpak Holdings Corp.*	6,325	33,016
TriMas Corp.	6,392	178,081
		1,218,271
Metals & Mining 1.8%
5E Advanced Materials, Inc.*	5,831	31,604
Alpha Metallurgical Resources, Inc.	2,333	363,948
Arconic Corp.*	15,469	405,752
ATI, Inc.*	19,040	751,318

Carpenter Technology Corp.	7,265	325,181
Century Aluminum Co.*	7,929	79,290
Coeur Mining, Inc.*	43,808	174,794
Commercial Metals Co.	17,917	876,141
Compass Minerals International, Inc.	5,313	182,183
Constellium SE*	19,161	292,780
Dakota Gold Corp.*	7,375	26,698
Haynes International, Inc.	1,942	97,275
Hecla Mining Co.	85,288	539,873
Hycroft Mining Holding Corp.*	21,852	9,449
Ivanhoe Electric, Inc.*	7,046	85,609
Kaiser Aluminum Corp.	2,461	183,664
Materion Corp.	3,149	365,284
Novagold Resources, Inc.*	36,929	229,698
Olympic Steel, Inc.	1,438	75,078
Piedmont Lithium, Inc.*	2,708	162,615
PolyMet Mining Corp.*	4,457	9,583
Ramaco Resources, Inc.	3,684	32,456
Ryerson Holding Corp.	2,998	109,067
Schnitzer Steel Industries, Inc. "A"	3,906	121,477
SunCoke Energy, Inc.	13,013	116,857
TimkenSteel Corp.*	6,694	122,768
Tredegar Corp.	4,170	38,072
Warrior Met Coal, Inc.	7,946	291,698
Worthington Industries, Inc.	4,883	315,686
		6,415,898
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,515	84,051
Glatfelter Corp.	6,283	20,043
Sylvamo Corp.	5,203	240,691
		344,785
Real Estate 6.1%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,072	209,372
American Assets Trust, Inc.	7,545	140,262
Armada Hoffler Properties, Inc.	10,187	120,308
Broadstone Net Lease, Inc.	26,612	452,670
CTO Realty Growth, Inc.	3,596	62,067
Empire State Realty Trust, Inc. "A"	20,503	133,064
Essential Properties Realty Trust, Inc.	21,502	534,325
Gladstone Commercial Corp.	5,936	74,972
Global Net Lease, Inc.	15,927	204,821
iStar, Inc.	6,209	182,350
One Liberty Properties, Inc.	2,425	55,605
		2,169,816
Health Care REITs 0.6%
CareTrust REIT, Inc.	15,322	300,005
Community Healthcare Trust, Inc.	3,610	132,126
Diversified Healthcare Trust	38,014	51,319
Global Medical REIT, Inc.	9,328	84,978
LTC Properties, Inc.	6,074	213,380
National Health Investors, Inc.	6,418	331,040
Physicians Realty Trust	35,030	522,998

Sabra Health Care REIT, Inc.	35,728	410,872
Universal Health Realty Income Trust	1,962	94,392
		2,141,110
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc.	33,232	515,761
Ashford Hospitality Trust, Inc. *	4,985	16,002
Braemar Hotels & Resorts, Inc.	9,986	38,546
Chatham Lodging Trust	7,225	75,790
DiamondRock Hospitality Co.	32,150	261,380
Hersha Hospitality Trust "A"	4,795	32,222
Pebblebrook Hotel Trust	19,919	279,663
RLJ Lodging Trust	24,579	260,537
Ryman Hospitality Properties, Inc.	8,247	740,003
Service Properties Trust	25,309	252,078
Summit Hotel Properties, Inc.	15,955	111,685
Sunstone Hotel Investors, Inc.	32,514	321,238
Xenia Hotels & Resorts, Inc.	17,518	229,311
		3,134,216
Industrial REITs 0.7%
Indus Realty Trust, Inc.	831	55,087
Industrial Logistics Properties Trust	9,783	30,034
Innovative Industrial Properties, Inc.	4,253	323,186
LXP Industrial Trust	41,743	430,370
Plymouth Industrial REIT, Inc.	5,701	119,778
STAG Industrial, Inc.	27,681	936,171
Terreno Realty Corp.	12,419	802,267
		2,696,893
Office REITs 0.4%
Brandywine Realty Trust	25,884	122,431
City Office REIT, Inc.	6,317	43,587
Corporate Office Properties Trust	17,265	409,353
Easterly Government Properties, Inc.	13,931	191,412
Equity Commonwealth	16,097	333,369
Franklin Street Properties Corp.	14,422	22,643
Office Properties Income Trust	7,334	90,208
Orion Office REIT, Inc.	8,668	58,076
Paramount Group, Inc.	29,283	133,530
Piedmont Office Realty Trust, Inc. "A"	18,743	136,824
Postal Realty Trust, Inc. "A"	2,548	38,781
		1,580,214
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	292	7,685
Anywhere Real Estate, Inc.*	16,990	89,707
Compass, Inc. "A"*	43,091	139,184
Cushman & Wakefield PLC*	24,360	256,754
DigitalBridge Group, Inc.	24,251	290,770
Doma Holdings, Inc.*	19,896	8,108
Douglas Elliman, Inc.	11,066	34,415
eXp World Holdings, Inc.	10,667	135,364
Forestar Group, Inc.*	2,712	42,199
FRP Holdings, Inc.*	1,077	62,337
Kennedy-Wilson Holdings, Inc.	18,118	300,578
Marcus & Millichap, Inc.	3,884	124,715
Newmark Group, Inc. "A"	21,233	150,330
Offerpad Solutions, Inc.*	9,912	5,224
RE/MAX Holdings, Inc. "A"	2,836	53,203
Redfin Corp.*	16,451	149,046

Stratus Properties, Inc.	861	17,220
Tejon Ranch Co.*	3,236	59,122
The RMR Group, Inc. "A"	2,282	59,880
The St. Joe Co.	5,263	218,993
Transcontinental Realty Investors, Inc.*	183	7,757
		2,212,591
Residential REITs 0.5%
Apartment Investment and Management Co. "A"	23,161	178,108
Bluerock Homes Trust, Inc.*	522	10,346
BRT Apartments Corp.	1,764	34,786
Centerspace	2,337	127,670
Clipper Realty, Inc.	1,682	9,655
Elme Communities	13,386	239,074
Independence Realty Trust, Inc.	34,532	553,548
NexPoint Residential Trust, Inc.	3,448	150,574
UMH Properties, Inc.	8,044	118,971
Veris Residential, Inc. *	13,405	196,249
		1,618,981
Retail REITs 1.4%
Acadia Realty Trust	14,239	198,634
Agree Realty Corp.	13,383	918,208
Alexander's, Inc.	322	62,388
Cbl & Associates Properties, Inc.	4,011	102,842
Getty Realty Corp.	6,391	230,268
Inventrust Properties Corp.	10,492	245,513
Kite Realty Group Trust	33,422	699,188
Necessity Retail REIT, Inc.	20,186	126,768
NETSTREIT Corp.	8,461	154,667
Phillips Edison & Co., Inc.	17,991	586,866
Retail Opportunity Investments Corp.	18,482	258,009
RPT Realty	12,742	121,176
Saul Centers, Inc.	1,772	69,108
SITE Centers Corp.	29,761	365,465
Tanger Factory Outlet Centers, Inc.	15,721	308,603
The Macerich Co.	33,023	350,044
Urban Edge Properties	17,523	263,896
Urstadt Biddle Properties, Inc. "A"	4,390	77,132
Whitestone REIT	6,984	64,253
		5,203,028
Specialized REITs 0.4%
Farmland Partners, Inc.	7,966	85,236
Four Corners Property Trust, Inc.	12,867	345,608
Gladstone Land Corp.	4,845	80,669
Outfront Media, Inc.	22,430	364,039
PotlatchDeltic Corp.	12,218	604,791
Uniti Group, Inc.	36,292	128,837
		1,609,180
Utilities 3.2%
Electric Utilities 0.7%
ALLETE, Inc.	8,820	567,743
MGE Energy, Inc.	5,577	433,166
Otter Tail Corp.	6,350	458,915
PNM Resources, Inc.	13,045	635,031

Portland General Electric Co. (a)	13,751	672,286
Via Renewables, Inc.	406	7,462
		2,774,603
Gas Utilities 1.1%
Brookfield Infrastructure Corp. "A"	15,011	691,407
Chesapeake Utilities Corp.	2,698	345,317
New Jersey Resources Corp.	14,708	782,465
Northwest Natural Holding Co.	5,307	252,401
ONE Gas, Inc.	8,207	650,241
Southwest Gas Holdings, Inc.	10,269	641,299
Spire, Inc.	7,825	548,845
		3,911,975
Independent Power & Renewable Electricity Producers 0.4%
Altus Power, Inc.*	14,192	77,772
Clearway Energy, Inc. "A"	5,389	161,832
Clearway Energy, Inc. "C"	12,616	395,259
Montauk Renewables, Inc.*	9,674	76,134
Ormat Technologies, Inc.	8,035	681,127
Sunnova Energy International, Inc.*	15,124	236,237
		1,628,361
Multi-Utilities 0.5%
Avista Corp.	11,351	481,850
Black Hills Corp.	9,921	626,015
NorthWestern Corp.	8,885	514,086
Unitil Corp.	2,442	139,292
		1,761,243
Water Utilities 0.5%
American States Water Co.	5,675	504,451
Artesian Resources Corp. "A"	1,261	69,809
California Water Service Group	8,318	484,107
Global Water Resources, Inc.	2,074	25,780
Middlesex Water Co.	2,657	207,565
Pure Cycle Corp.*	3,082	29,125
SJW Group	4,145	315,559
York Water Co.	2,173	97,133
		1,733,529
Total Common Stocks (Cost $341,271,087)		354,833,449

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care 0.0%
Aduro Biotech, Inc.* (b)	2,328	0
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
		353

Materials 0.0%
PolyMet Mining Corp.*	4,457	12
Total Rights (Cost $356)		365

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.46% (d), 5/11/2023 (e) (Cost $746,229)	750,000	746,319

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (f) (g) (Cost $114,049)	114,049	114,049

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 4.78% (f) (Cost $9,101,739)	9,101,739	9,101,739

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $351,233,460)	99.8	364,795,921
Other Assets and Liabilities, Net	0.2	680,674
Net Assets	100.0	365,476,595
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (f) (g)
6,182,630	—	6,068,581 (h)	—	—	103,250	—	114,049	114,049
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 4.78% (f)
9,489,906	14,186,899	14,575,066	—	—	66,204	—	9,101,739	9,101,739
15,672,536	14,186,899	20,643,647	—	—	169,454	—	9,215,788	9,215,788

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $1,454,543, which is 0.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At March 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,537,058.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

REIT: Real Estate Investment Trust
At March 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	6/16/2023	115	10,254,747	10,427,625	172,878
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,742,790	$—	$—	$9,742,790
Consumer Discretionary	40,313,332	—	—	40,313,332
Consumer Staples	13,419,019	—	0	13,419,019
Energy	22,966,162	—	—	22,966,162
Financials	56,764,437	—	—	56,764,437
Health Care	56,849,751	—	—	56,849,751
Industrials	60,322,447	—	—	60,322,447
Information Technology	44,025,933	—	—	44,025,933
Materials	16,253,838	—	—	16,253,838
Real Estate	22,366,029	—	—	22,366,029
Utilities	11,809,711	—	—	11,809,711
Other Investments	—	—	0	0
Rights	12	—	353	365
Government & Agency Obligations	—	746,319	—	746,319
Short-Term Investments (a)	9,215,788	—	—	9,215,788
Derivatives (b)
Futures Contracts	172,878	—	—	172,878
Total	$364,222,127	$746,319	$353	$364,968,799

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$172,878

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH1
R-080548-2 (1/25)